As filed with the Securities and Exchange Commission on June 2, 2006
                                     Investment Company Act File number 811-4179


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES



                              Cortland Trust, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
                           (Address of principal executive offices)  (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   March 31

Date of reporting period:  March 31, 2006

Item 1: Report to Stockholders
--------------------------------------------------------------------------------
CORTLAND                                                      600 Fifth Avenue
TRUST, INC.                                                   New York, NY 10020
                                                              (212) 830-5200

================================================================================



Dear Shareholder:

We are pleased to present the annual report of Cortland Trust, Inc. (the "Company") for the year ended March 31, 2006.

The Cortland General Money Market Fund had 67,911 shareholder accounts and net assets of $5,320,906,811 as of March 31, 2006.

The U.S. Government Fund had 3,743 shareholder accounts and net assets of $367,275,895.

The Municipal Money Market Fund had 3,114 shareholder accounts and net assets of $252,104,126.

We thank you for your support of Cortland Trust, Inc., and look forward to continuing to serve your cash management needs.





Sincerely,

/s/ Steven W. Duff




Steven W. Duff
President







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED MARCH 31, 2006
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 through March 31, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------------------------------------------------
  Cortland General Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
            Cortland Shares              Beginning Account Value      Ending Account Value     Expenses Paid During the
                                                10/01/05                     3/31/06                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                   $1,016.70                    $4.93
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                   $1,020.04                    $4.94
  expenses)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
        Short Term Fund Shares           Beginning Account Value      Ending Account Value     Expenses Paid During the
                                                10/01/05                     3/31/06                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                   $1,016.60                    $5.08
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                   $1,019.90                    $5.09
  expenses)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
           Advantage Shares              Beginning Account Value      Ending Account Value     Expenses Paid During the
                                                10/01/05                     3/31/06                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                   $1,016.50                    $5.08
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                   $1,019.90                    $5.09
  expenses)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

--------------------------------------------------------------------------------------------------------------------------
             Xpress Shares               Beginning Account Value      Ending Account Value     Expenses Paid During the
                                                10/01/05                     3/31/06                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                   $1,015.40                    $6.23
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                   $1,018.75                    $6.24
  expenses)
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
         U.S. Government Fund
--------------------------------------------------------------------------------------------------------------------------
            Cortland Shares              Beginning Account Value      Ending Account Value     Expenses Paid During the
                                                10/01/05                     3/31/06                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                   $1,016.20                    $4.98
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                   $1,020.00                    $4.99
  expenses)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
           Advantage Shares              Beginning Account Value      Ending Account Value     Expenses Paid During the
                                                10/01/05                     3/31/06                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                   $1,016.10                    $5.08
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                   $1,019.90                    $5.09
  expenses)
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
      Municipal Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
            Cortland Shares              Beginning Account Value      Ending Account Value     Expenses Paid During the
                                                10/01/05                     3/31/06                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                   $1,010.20                    $5.01
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                   $1,019.95                    $5.04
  expenses)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
           Advantage Shares              Beginning Account Value      Ending Account Value     Expenses Paid During the
                                                10/01/05                     3/31/06                    Period*
--------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00                   $1,010.10                    $5.06
--------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00                   $1,019.90                    $5.09
  expenses)
--------------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratios of 0.98%, 1.01%, 1.01% and 1.24%, for Cortland General Money Market Fund's Cortland shares, Short Term Fund shares, Advantage shares and Xpress shares, respectively and 0.99%, and 1.01% for the U.S. Government Fund's Cortland shares and Advantage shares, respectively and 1.00%, and 1.01% for the Municipal Money Market Fund's Cortland shares and Advantage Shares, respectively, multiplied by the average account value over the period (October 1, 2005 through March 31, 2006), multiplied by 182/365 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
================================================================================

     Face                                                                       Maturity      Current          Value
    Amount                                                                        Date       Coupon (a)       (Note 1)
    ------                                                                        ----       ---------         ------
Asset Backed Commercial Paper (26.27%)
------------------------------------------------------------------------------------------------------------------------------------
$   50,000,000   Apreco LLC                                                     04/04/06        4.54%    $   49,981,208
    59,200,000   ASAP Funding Limited                                           04/05/06        4.62         59,169,808
    40,000,000   ASAP Funding Limited                                           04/05/06        4.62         39,979,600
    30,000,000   ASAP Funding Limited                                           04/18/06        4.64         29,934,833
    50,000,000   ASAP Funding Limited                                           04/06/06        4.64         49,967,917
    55,000,000   ASAP Funding Limited                                           05/12/06        4.79         54,702,465
    50,000,000   Govco Incorporated                                             05/11/06        4.69         49,742,222
    50,000,000   Govco Incorporated                                             04/27/06        4.78         49,828,111
    50,000,000   Govco Incorporated                                             05/02/06        4.78         49,795,486
    50,000,000   Greyhawk Funding, LLC                                          04/04/06        4.62         49,980,833
    30,000,000   Greyhawk Funding, LLC                                          04/05/06        4.63         29,984,633
    40,000,000   Greyhawk Funding, LLC                                          04/17/06        4.77         39,915,378
   115,000,000   Greyhawk Funding, LLC                                           04/25/06        4.78        114,634,634
     9,600,000   Greyhawk Funding, LLC                                          05/02/06        4.83          9,560,237
    42,190,000   Jupiter Securitization Corporation                             04/17/06        4.74         42,100,932
   100,000,000   Jupiter Securitization Corporation                             04/18/06        4.74         99,777,111
    40,000,000   Lexington Parker Capital Company, LLC                          04/06/06        4.49         39,975,333
    40,000,000   Lexington Parker Capital Company, LLC                          04/10/06        4.54         39,955,100
    65,000,000   Lexington Parker Capital Company, LLC                          07/18/06        4.73         64,096,400
    21,000,000   Lockhart Funding LLC                                           04/10/06        4.56         20,976,323
    75,000,000   Lockhart Funding LLC                                           04/06/06        4.61         74,952,292
   149,059,000   Lockhart Funding LLC                                           04/05/06        4.62        148,983,146
    25,000,000   Market Street Funding, LLC                                     04/19/06        4.73         24,941,000
    40,000,000   Steamboat Funding Corporation                                  04/07/06        4.82         39,967,867
    30,000,000   Windmill Funding Corporation                                   04/04/06        4.57         29,988,625
    20,000,000   Windmill Funding Corporation                                   04/18/06        4.68         19,955,989
    50,000,000   Windmill Funding Corporation                                   04/05/06        4.57         49,974,722
    25,000,000   Windmill Funding Corporation                                   05/15/06        4.81         24,853,945
--------------                                                                                           --------------
 1,401,049,000  Total Asset Backed Commercial Paper                                                       1,397,676,150
--------------                                                                                           --------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity      Current          Value
    Amount                                                                        Date       Coupon (a)       (Note 1)
    ------                                                                        ----       ---------         ------
Commercial Paper (4.93%)
------------------------------------------------------------------------------------------------------------------------------------
$   50,000,000   Bear Stearns Cos Inc.                                          05/11/06        4.89%    $   49,734,444
    30,000,000   Bear Stearns Cos Inc.                                          04/12/06        4.67         29,957,375
    17,000,000   Cornell University - Series 2004A                              05/10/06        4.71         16,913,994
    15,000,000   Cornell University                                             04/11/06        4.59         14,980,958
    50,000,000   General Electric Capital Corporation                           04/05/06        4.54         49,974,833
    20,000,000   Guam Power Authority
                 Insured by AMBAC Assurance Corp.                               04/04/06        4.58         20,000,000
     1,000,000   Tennessee School Board Authority                               04/11/06        4.60          1,000,000
     4,320,000   Tennessee School Board Authority                               04/11/06        4.58          4,320,000
    10,000,000   Texas PFA - Series D-2                                         04/04/06        4.56         10,000,000
    24,500,000   Texas PFA                                                      06/02/06        4.81         24,500,000
    10,000,000   The John Hopkins University - Series C                         05/04/06        4.70         10,000,000
    20,288,000   The John Hopkins University - Series C                         05/11/06        4.70         20,288,000
    10,800,000   The John Hopkins University - Series C                         04/06/06        4.57         10,800,000
--------------                                                                                           --------------
   262,908,000   Total Commercial Paper                                                                     262,469,604
--------------                                                                                           --------------

Domestic Certificates of Deposit (2.62%)
------------------------------------------------------------------------------------------------------------------------------------
$  100,000,000   Wilmington Trust                                               05/02/06        4.68%    $   99,998,369
    38,850,000   Wilmington Trust                                               06/01/06        4.85         38,848,145
--------------                                                                                           --------------
   138,850,000   Total Domestic Certificates of Deposit                                                     138,846,514
--------------                                                                                           --------------

Eurodollar Certificates of Deposit (9.17%)
------------------------------------------------------------------------------------------------------------------------------------
$   49,000,000   Barclays Bank PLC                                              07/18/06        4.69%    $   48,887,225
   100,000,000   Calyon                                                         04/26/06        4.58        100,000,000
    15,000,000   Calyon                                                         04/26/06        4.63         14,999,448
   100,000,000   Deutsche Bank A.G.                                             04/11/06        4.52        100,000,000
   100,000,000   Deutsche Bank A.G.                                             12/13/06        4.82         99,937,760
    40,000,000   HBOS Treasury Services                                         04/10/06        4.50         40,000,049
    50,000,000   Societe Generale                                               12/05/06        4.75         50,000,350
    34,000,000   Societe Generale                                               12/05/06        4.75         34,000,238
--------------                                                                                           --------------
   488,000,000   Total Eurodollar Certificates of Deposit                                                   487,825,070
--------------                                                                                           --------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
================================================================================

     Face                                                                       Maturity      Current          Value
    Amount                                                                        Date       Coupon (a)       (Note 1)
    ------                                                                        ----       ---------         ------
Floating Rate Securities (4.01%)
------------------------------------------------------------------------------------------------------------------------------------
$   40,000,000   Bank of America (b)                                            06/07/06        4.81%    $   40,000,000
    50,000,000   Bank of America (b)                                            12/15/06        4.81         50,000,000
    10,500,000   CFM International Inc. Guaranteed Notes - Series 1999A (c)
                 Guaranteed General Electric Company                            01/01/10        4.83         10,500,000
    15,000,000   General Electric Capital Corporation Extendible
                 Monthly Securities (d)                                         04/17/07        4.85         15,000,000
    45,000,000   Merrill Lynch Twelve Month Exchange (e)                        04/04/07        4.72         45,000,000
    53,000,000   Sigma Finance Inc. (f)                                         09/12/06        4.71         52,998,809
--------------                                                                                           --------------
   213,500,000   Total Floating Rate Securities                                                             213,498,809
--------------                                                                                           --------------

Foreign Commercial Paper (10.90%)
------------------------------------------------------------------------------------------------------------------------------------
$   44,700,000   Banco Bilbao Vizcaya Argentaria, S.A.                          05/01/06        4.67%    $   44,527,905
    30,000,000   Banco Bilbao Vizcaya Argentaria, S.A.                          06/23/06        4.91         29,664,542
    50,000,000   BancoSantander Central Hispano S.A.                            10/20/06        4.74         48,713,653
    30,000,000   BancoSantander Central Hispano S.A.                            06/23/06        4.91         29,664,542
    35,000,000   Canadian Imperial Holdings Inc.                                04/11/06        4.64         34,955,083
    40,000,000   Danske Corporation                                             10/30/06        4.79         38,910,556
    40,000,000   Depfa Bank, PLC                                                04/26/06        4.62         39,873,056
    50,000,000   HBOS Treasury Services                                         04/24/06        4.63         49,853,215
    50,000,000   HBOS Treasury Services                                         05/15/06        4.68         49,717,056
    50,000,000   Natexis US Finance                                             05/03/06        4.62         49,796,889
    50,000,000   Nordea Bank N.A.                                               04/05/06        4.62         49,974,444
    50,000,000   Westpac Banking Corporation                                    05/08/06        4.68         49,762,583
    40,000,000   Yorkshire Building Society                                     05/09/06        4.67         39,804,933
    25,000,000   Yorkshire Building Society                                     07/24/06        4.67         24,638,208
--------------                                                                                           --------------
   584,700,000   Total Foreign Commercial Paper                                                             579,856,665
--------------                                                                                           --------------

Letter of Credit Commercial Paper (6.99%)
------------------------------------------------------------------------------------------------------------------------------------
$   27,000,000   Banco Continental de Panama, S.A.
                 LOC Calyon                                                     05/08/06        4.70%    $   26,870,963
    17,000,000   Banco Continental de Panama, S.A.
                 LOC Calyon                                                     08/29/06        4.81         16,668,500

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity      Current          Value
    Amount                                                                        Date       Coupon (a)       (Note 1)
    ------                                                                        ----       ---------         ------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   22,000,000   Central American Bank for Economic Development
                 LOC Barclays Bank PLC                                          05/15/06        4.69%    $   21,875,236
    50,000,000   Central American Bank for Economic Development
                 LOC Barclays Bank PLC                                          05/22/06        4.63         49,676,292
    10,000,000   COFCO Capital Corporation
                 LOC Rabobank Nederland                                         04/13/06        4.69          9,984,433
    15,000,000   Dean Health System Inc.
                 LOC M & I Marshall & Ilsley Bank                                04/13/06        4.72         14,976,500
    50,000,000   ICICI Bank, Ltd.
                 LOC Fortis Bank S.A./N.V.                                      05/15/06        4.70         49,715,833
    73,500,000   ICICI Bank, Ltd.
                 LOC Fortis Bank S.A./N.V.                                      05/22/06        4.85         73,003,387
    47,500,000   ICICI Bank, Ltd.
                 LOC Fortis Bank S.A./N.V.                                      05/30/06        4.85         47,126,333
    11,915,000   IDB of the Parish of Calcasieu, Inc.
                 LOC BNP Paribas                                                04/04/06        4.64         11,915,000
    50,000,000   Louis Dreyfus Corporation
                 LOC Barclays Bank PLC                                          04/17/06        4.72         49,895,556
--------------                                                                                           --------------
   373,915,000   Total Letter of Credit Commercial Paper                                                    371,708,033
--------------                                                                                           --------------

Loan Participations (2.39%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000   Army and Air Force Exchange Service with JPMorgan Chase (g)    04/25/06        4.61%    $   20,000,000
    25,000,000   Army and Air Force Exchange Service with JPMorgan Chase (g)    04/27/06        4.80         25,000,000
    17,000,000   AXA Equitable Life Insurance Company with JPMorgan Chase (h)   03/21/07        4.80         17,000,000
    65,000,000   COS-MAR Company (GE Petrochemical) (i)
                 Guaranteed by General Electric Company                         06/26/06        4.82         65,000,000
--------------                                                                                           --------------
   127,000,000   Total Loan Participations                                                                  127,000,000
--------------                                                                                           --------------

Promissory Note (0.94%)
------------------------------------------------------------------------------------------------------------------------------------
$   50,000,000   The Goldman Sachs Group, Inc.                                  12/29/06        5.01%    $   50,000,000
--------------                                                                                           --------------
    50,000,000   Total Promissory Note                                                                       50,000,000
--------------                                                                                           --------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
================================================================================

     Face                                                                       Maturity      Current          Value
    Amount                                                                        Date       Coupon (a)       (Note 1)
    ------                                                                        ----       ---------         ------
Medium Term Note (0.94%)
------------------------------------------------------------------------------------------------------------------------------------
$   50,000,000   Sigma Finance, Inc.                                            04/30/07        5.25%    $   50,000,000
--------------                                                                                           --------------
    50,000,000   Total Medium Term Note                                                                      50,000,000
--------------                                                                                           --------------

Other Notes (0.21%)
------------------------------------------------------------------------------------------------------------------------------------
$    1,550,000   Butler County ,OH  GO BAN                                      10/12/06        4.60%    $    1,550,000
     9,700,000   Michigan Public Educational Facilities Authority                                        --------------
                 LOC Fifth Third Bank                                           09/01/06        4.25          9,700,000
--------------                                                                                           --------------
    11,250,000   Total Other Notes                                                                           11,250,000
--------------                                                                                           --------------

Repurchase Agreements (2.80%)
------------------------------------------------------------------------------------------------------------------------------------
$   50,000,000   Annaly Mortgage Management, Inc.  purchased on 03/31/06, 4.78%, due 04/03/06,  repurchase proceeds at maturity $50,019,917
                 (Collateralized by $187,172,862, GNMA, 4.000% to 5.500%,
                 due 09/20/26 to 12/20/33, value $51,000,000)                   04/03/06        4.78%    $   50,000,000
    49,000,000   Banc of America Securities LLC, purchased on 03/31/06, 4.74%, due 04/03/06, repurchase proceeds at maturity $49,019,355
                 (Collateralized by $58,741,426, GNMA, 0.000% to 5.500%,
                 due 02/20/30 to 03/20/36, value $49,980,000)                   04/03/06        4.74         49,000,000
    50,000,000   UBS Securities LLC, purchased on 03/31/06, 4.78%,
                 due 04/03/06, repurchase proceeds at maturity $50,019,917
                 (Collateralized by $73,578,965, GNMA, 5.500% to 6.300%,
                 due 06/15/33 to 04/15/42, Value $51,000,251)                   04/03/06        4.78         50,000,000
--------------                                                                                           --------------
   149,000,000   Total Repurchase Agreements                                                                149,000,000
--------------                                                                                           --------------

U.S. Government Agency (0.75%)
------------------------------------------------------------------------------------------------------------------------------------
$   40,000,000   Federal Home Loan Mortgage Corporation                         02/09/07        4.76%    $   40,000,000
--------------                                                                                           --------------
    40,000,000   Total U.S. Government Agency                                                                40,000,000
--------------                                                                                           --------------

U.S. Government Agency Medium Term Notes (1.03%)
------------------------------------------------------------------------------------------------------------------------------------
$   30,000,000   Federal Home Loan Mortgage Corporation                         10/23/06        4.25%    $   30,000,000
    25,000,000   Federal Home Loan Mortgage Corporation                         03/07/07        5.02         24,998,916
--------------                                                                                           --------------
    55,000,000   Total U.S. Government Agency Medium Term Notes                                              54,998,916
--------------                                                                                           --------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity      Current          Value
    Amount                                                                        Date       Coupon (a)       (Note 1)
    ------                                                                        ----       ---------         ------
Variable Rate Demand Instruments (j) (15.51%)
------------------------------------------------------------------------------------------------------------------------------------
$    1,965,000   361 Summit Blvd. LLC - Series 2003
                 LOC First Commercial Bank                                      05/01/28        4.88%    $    1,965,000
     3,100,000   1212 Jackson, LLC - Series 2004
                 LOC Fifth Third Bank                                           09/01/24        4.82          3,100,000
     2,000,000   1800 Indian Wood - Series 2005
                 LOC Fifth Third Bank                                           04/01/26        4.82          2,000,000
     1,930,000   2150 Investment Company - Series 1997
                 LOC Fifth Third Bank                                           02/01/17        4.82          1,930,000
     4,560,000   A&M Associates Project - Series 2002
                 LOC US Bank, N.A.                                              12/01/34        4.89          4,560,000
     2,200,000   Adams County, CO Housing Agency
                 (Semper Village Apartments) - Series 2004C
                 Guaranteed by FNMA                                             07/15/37        4.90          2,200,000
     2,700,000   Alatrade Foods LLC - Series 2004
                 LOC Amsouth Bank                                               12/01/14        4.91          2,700,000
     3,140,000   Alabama HOPO Realty Investment LLC - Series 2001
                 LOC SouthTrust Bank                                            12/01/21        4.90          3,140,000
     6,470,000   Alabama Incentives Finance Authority, SP - Series 1999C
                 Insured by AMBAC Assurance Corp.                               10/01/29        4.83          6,470,000
     3,115,000   Alexander, AL Special Care Facilities Financing Authority,
                 City Medical Facilities RB
                 (The Russell Hospital Corporation Project) - Series 2003B
                 LOC Amsouth Bank, N.A.                                         10/01/23        4.85          3,115,000
     3,000,000   Allied Services LLC, Series 2006
                 LOC Fifth Third Bank                                           03/01/21        4.82          3,000,000
       615,000   Alpine Capital Investment LLC - Series 1997B
                 LOC National City Bank                                         09/15/27        4.93            615,000
       645,000   Andrews Laser Works Corporation - Series 1998
                 LOC National City Bank                                         05/01/08        4.92            645,000
     2,060,000   Atlantic Tool & Die Company - Series 1996
                 LOC KeyBank, N.A.                                              03/01/17        4.90          2,060,000
     1,200,000   Atlantic Tool & Die Company - Series 2002
                 LOC KeyBank, N.A.                                              12/01/11        4.90          1,200,000
       731,000   Barnes & Thornburg LLP - Series 2003
                 LOC Fifth Third Bank                                           07/01/08        4.82            731,000
     2,800,000   Barnes & Thornburg LLP - Series 2005
                 LOC Fifth Third Bank                                           12/01/55        4.82          2,800,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
================================================================================

     Face                                                                       Maturity      Current          Value
    Amount                                                                        Date       Coupon (a)       (Note 1)
    ------                                                                        ----       ---------         ------
Variable Rate Demand Instruments (j) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    8,167,000   BB Auto Land of Roswell, LLC - Series 2003A
                 LOC Bank of North Georgia                                      05/01/23        4.98%    $    8,167,000
     2,425,000   BBC, LLC - Series 2000
                 LOC Columbus Bank & Trust Company                              11/01/20        4.85          2,425,000
     1,000,000   Beckfield Properties, LLC - Series 2004
                 LOC Fifth Third Bank                                           12/01/24        4.82          1,000,000
     1,000,000   Bennett Realty LLC - Series 2003
                 LOC Fifth Third Bank                                           04/01/23        4.82          1,000,000
       970,000   Berkeley Square Retirement Center - Series 1998A
                 LOC Fifth Third Bank                                           02/01/13        4.89            970,000
     4,000,000   Bluegrass Wireless LLC
                 LOC Fifth Third Bank                                           02/01/12        4.82          4,000,000
     3,920,000   Bob Sumerel Tire Co, Inc. - Series 1999
                 LOC Fifth Third Bank                                           04/01/19        4.82          3,920,000
     2,900,000   Brookville Enterprises - Series 2004
                 LOC Fifth Third Bank                                           10/01/25        4.82          2,900,000
     2,000,000   Budd Office Building Associate (Partnership Project) - Series 1997
                 LOC Comerica Bank                                              10/01/47        4.90          2,000,000
     2,450,000   Burke County, GA Development Authority IDRB - Series 2002
                 (Lichtenberg Holdings II, LLC)
                 LOC JPMorgan Chase Bank, N.A.                                  01/01/13        4.83          2,450,000
     1,500,000   Butler County Surgical Properties, LLC - Series 2005
                 LOC Fifth Third Bank                                           07/01/25        4.82          1,500,000
     4,830,000   Carmichael Imaging, LLC - Series 2002
                 LOC Regions Bank                                               11/01/10        4.83          4,830,000
     3,600,000   CEGW, Inc.
                 LOC PNC Bank, N.A                                              03/31/09        4.67          3,600,000
     2,015,000   Central Michigan Inns, LLC (Pohlcat Inc.) - Series 2000A
                 LOC Wachovia Bank, N.A.                                        04/01/30        4.88          2,015,000
     4,800,000   Charles K. Blandin Foundation - Series 2004
                 LOC Wells Fargo Bank, N.A.                                     05/01/19        4.90          4,800,000
     5,000,000   Charles William Properties, LLC - Series 2004
                 LOC Federal Home Loan Bank of Atlanta                          08/01/29        4.85          5,000,000
     3,195,000   Cheney Brothers, Inc. - Series 1996
                 LOC Wachovia Bank, N.A                                         12/01/16        4.98          3,195,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity      Current          Value
    Amount                                                                        Date       Coupon (a)       (Note 1)
    ------                                                                        ----       ---------         ------
Variable Rate Demand Instruments (j) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$      790,000   Chuo Mubea Suspension Components Company - Series 2004
                 LOC Fifth Third Bank                                           01/01/11        4.82%    $      790,000
     2,200,000   Church of the Highlands, Inc. - Series 2006A
                 LOC Amsouth Bank                                               01/01/27        4.83          2,200,000
     2,870,000   Cinnamon Properties, Inc.
                 LOC US Bank, N.A.                                              04/01/20        4.82          2,870,000
     2,530,000   Cirrus Development Ltd. - Series 1999
                 LOC US Bank, N.A.                                              05/01/14        4.82          2,530,000
     6,075,000   City of Auburn, AL
                 Industrial Development and Infrastructure RB - Series 2004A
                 LOC Allied Irish Bank                                          05/01/24        4.85          6,075,000
     2,000,000   City of Portland, OR EDRB (Broadway Project) - Series 2003B
                 Insured by AMBAC Assurance Corp.                               04/01/11        4.85          2,000,000
     1,305,000   Cole Investments LLC
                 LOC Fifth Third Bank                                           07/01/19        4.82          1,305,000
     3,820,000   Columbus Area, Inc., OH - Series 2004
                 LOC Key Bank, N.A.                                             07/01/24        4.90          3,820,000
     3,100,000   Columbus, GA Development Authority
                 (Woodnont Properties - Greystone at Columbus Park Project) - Series 2004
                 LOC Columbus Bank & Trust Company                              12/01/24        4.88          3,100,000
     4,030,000   Columbus, GA (Riverton Ford Inc. Project) - Series 2000
                 LOC Columbus Bank & Trust  Company                             04/01/20        4.83          4,030,000
     3,000,000   Columbus, GA Development Authority Industrial Development RB
                 (CEDC/Bricken Financial Project) - Series 2006
                 LOC Wachovia Bank, N.A.                                        02/01/26        4.88          3,000,000
    10,130,000   Columbus, GA Development Authority RB
                 (Woodmont Properties, LLC Greystone Farms II Project) - Series 2006
                 LOC Columbus Bank & Trust Company                              02/01/26        4.88         10,130,000
     6,445,000   Columbus, GA Development Authority RB
                 (Four J.S. Family, LLP Project) - Series 2000
                 LOC Columbus Bank & Trust Company                              09/01/20        4.88          6,445,000
    11,275,000   Columbus, GA Development Authority RB
                 (Four J.S. Family, LLP Project) - Series 2002
                 LOC Columbus Bank & Trust Company                              12/01/22        4.83         11,275,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
================================================================================

     Face                                                                       Maturity      Current          Value
    Amount                                                                        Date       Coupon (a)       (Note 1)
    ------                                                                        ----       ---------         ------
Variable Rate Demand Instruments (j) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    3,210,000   Columbus, GA Development Authority RB
                 (Rivertown Pediatric Project) - Series 2003
                 LOC Columbus Bank & Trust Company                              05/01/23        4.88%    $    3,210,000
     1,375,000   Consolidated Equities, LLC - Series 1995
                 LOC Fifth Third Bank                                           12/01/25        4.82          1,375,000
     9,335,000   Country Club of the South - Series 2002
                 LOC Bank of North Georgia                                      12/01/31        4.93          9,335,000
     5,853,000   County of Genessee, MI GO - Series 2005                        03/01/08        4.82          5,853,000
     6,500,000   County of Kent, MI GO                                          03/01/07        4.82          6,500,000
     4,885,000   Crestmont Nursing Home - Series 2004
                 LOC Fifth Third Bank                                           03/01/24        4.77          4,885,000
     6,800,000   Cubba Capital, LLC - Series 2005A
                 LOC Comerica Bank                                              03/01/55        4.90          6,800,000
     4,150,000   D & G Conduit LLC - Series 2003
                 LOC Amsouth Bank, N.A.                                         10/01/23        4.85          4,150,000
    10,850,000   D.G.Y. Real Estate LP - Series 2000A
                 LOC PNC Bank, N.A.                                             05/01/20        4.67         10,850,000
     7,510,000   Daniel Land Company - Series 2004
                 LOC Columbus Bank & Trust Company                              09/01/29        4.88          7,510,000
     2,140,000   Devin F. & Janis L. McCarthy - Series 1997
                 LOC US Bank, N.A.                                              07/01/17        4.82          2,140,000
     6,525,000   Drury Inns, Inc.
                 LOC First Commercial Bank                                      03/01/20        4.95          6,525,000
     3,635,000   Dussel Realty Investment LLC
                 LOC National City Bank of Michigan/Illinois                    02/01/18        4.89          3,635,000
     3,690,000   Eckert Seamans Cherin & Mellot, LLC - Series 2000
                 LOC PNC Bank, N.A.                                             01/01/15        4.83          3,690,000
     1,000,000   Elmhurst Memorial Healthcare - Series 2004B
                 LOC Fifth Third Bank                                           01/01/34        4.77          1,000,000
     8,450,000   Elsinore Properties Ltd. - Series 1999
                 LOC Fifth Third Bank                                           01/01/29        4.82          8,450,000
     1,000,000   Falls Village Realty, LLC - Series 2004
                 LOC Fifth Third Bank                                           12/01/29        4.82          1,000,000
       900,000   Family Sports & Lifestyle RB
                 LOC Fifth Third Bank                                           09/01/22        4.82            900,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity      Current          Value
    Amount                                                                        Date       Coupon (a)       (Note 1)
    ------                                                                        ----       ---------         ------
Variable Rate Demand Instruments (j) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    1,950,000   Fannin & Fannin LLC
                 LOC Fifth Third Bank                                           12/01/24        4.82%    $    1,950,000
     4,390,000   FE, LLC - Series 1998A
                 LOC Fifth Third Bank                                           04/01/28        4.77          4,390,000
     1,500,000   Findlay Evangelical Presbyterian Church - Series 2004
                 LOC Fifth Third Bank                                           11/01/30        4.82          1,500,000
     7,000,000   Fiore Capital, LLC - Series 2005A
                 LOC M&I Marshall & Ilsley Bank                                 08/01/45        4.83          7,000,000
     2,225,000   First Metropolitan Title Company - Series 1997
                 LOC LaSalle Bank, N.A.                                         05/01/22        4.88          2,225,000
     1,440,000   First Park Place LLC
                 LOC Fifth Third Bank                                           12/01/19        4.82          1,440,000
    11,575,000   Flint River Services, Inc. - Series 2005
                 LOC Columbus Bank & Trust Company                              01/01/30        4.87         11,575,000
       805,000   Follow Thru Land and Development, LLC - Series 1998
                 LOC Key Bank, N.A.                                             11/01/13        4.90            805,000
     9,730,000   Ft. Northport, LLC, AL - Series 2004
                 LOC Regions Bank                                               12/01/31        4.83          9,730,000
     1,365,000   G & J Properties II, LLC - Series 2002
                 LOC Fifth Third Bank                                           09/01/23        4.82          1,365,000
     3,800,000   G & L Manufacturing Inc.
                 LOC Fifth Third Bank                                           07/01/20        4.82          3,800,000
     3,405,000   Garden City Hospital Osteopathic - Series 1997
                 LOC National City Bank of Michigan/Illinois                    10/01/17        4.84          3,405,000
    11,940,000   Gastro Partners Land Company, LLC - Series 2005
                 LOC Union Planters Bank                                        03/01/35        4.85         11,940,000
     1,500,000   Genesee County, MI Taxable Obligation Notes                    11/01/08        4.89          1,500,000
       900,000   Gilead Friends Church - Series 2002
                 LOC Fifth Third Bank                                           10/01/17        4.82            900,000
     1,510,000   Goson Project - Series 1997
                 LOC Federal Home Loan Bank of Cincinnati                       11/01/17        4.89          1,510,000
     2,070,000   Grace Community Church of Amarillo - Series 2005
                 LOC Wells Fargo Bank, N.A.                                     02/01/30        4.83          2,070,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
================================================================================

     Face                                                                       Maturity      Current          Value
    Amount                                                                        Date       Coupon (a)       (Note 1)
    ------                                                                        ----       ---------         ------
Variable Rate Demand Instruments (j) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    6,145,000   Graf Brothers Flooring, Inc. - Series 2005
                 LOC Fifth Third Bank                                           05/01/20        4.82%    $    6,145,000
     1,490,000   Great Expectations Ltd. (Bass Chevrolet) - Series 1996
                 LOC Fifth Third Bank                                           07/01/17        4.87          1,490,000
     1,460,000   HCH, LLC - Series 2000
                 LOC Key Bank,N.A.                                              08/01/15        4.90          1,460,000
     3,375,000   Healtheum, LLC - Series 2004
                 LOC Wells Fargo Bank, N.A.                                     11/01/29        4.90          3,375,000
     2,420,000   Henderson, OH Regional Authority
                 LOC Fifth Third Bank                                           07/01/23        4.82          2,420,000
     7,010,000   Holland-Sheltair Aviation Funding - Series 2005-B4
                 LOC Mellon Bank, N.A.                                          05/01/35        4.83          7,010,000
     1,810,000   Home City Ice Company & HC Transport Inc. - Series 2004
                 LOC US Bank,N.A.                                               05/01/19        4.87          1,810,000
     1,900,000   Hoosier Stamping Manufacturing Corp. - Series 2004
                 LOC Fifth Third Bank                                           07/01/36        4.82          1,900,000
       960,000   Hope Realty, Ltd. & Harmony Realty (Kurtz Bros., Inc.) - Series 2000
                 LOC KeyBank, N.A.                                              08/01/15        4.90            960,000
     1,785,000   Hopkins Property of Talladega LLC RB
                 LOC Federal Home Loan Bank of Atlanta                          10/01/16        3.71          1,785,000
     1,836,000   Hopkins Waterhouse LLC Project
                 LOC National City Bank                                         06/01/20        4.89          1,836,000
     2,805,000   Hostun LLC - Series 2004
                 LOC US Bank,N.A.                                               12/01/27        4.85          2,805,000
     1,987,000   HRH Capital LLC - Series 2002
                 LOC Fifth Third Bank                                           03/01/22        4.82          1,987,000
     3,040,000   Hudson Toyota And Hyundai Realty LLC - Series 2003
                 LOC Fifth Third Bank                                           04/01/23        4.82          3,040,000
     1,000,000   Illinois Development Finance Authority
                 (Harbortown Industry Inc. Project)
                 LOC LaSalle Bank, N.A.                                         12/01/20        4.92          1,000,000
     5,745,000   Indiana HEFA (Porter Project) - Series 2005B
                 LOC Fifth Third Bank                                           06/01/19        4.77          5,745,000
     1,662,500   IOP Properties LLC
                 LOC Fifth Third Bank                                           04/01/44        4.82          1,662,500

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity      Current          Value
    Amount                                                                        Date       Coupon (a)       (Note 1)
    ------                                                                        ----       ---------         ------
Variable Rate Demand Instruments (j) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    1,020,000   James B. Krewatch & Marden H. Krewatch
                 Revocable Living Trust - Series 2005
                 LOC Fifth Third Bank                                           11/01/25        4.82%    $    1,020,000
       710,000   KBL Capital Fund, Inc. (BH Reality Limited Partnership) - Series 1996A
                 LOC Fifth Third Bank                                           05/01/21        4.83            710,000
     3,379,000   KFDT L.P. - Series 2005
                 LOC Fifth Third Bank                                           04/01/35        4.82          3,379,000
     2,355,000   Kingston Healthcare Company - Series 1997A
                 LOC Fifth Third Bank                                           11/01/17        4.82          2,355,000
     4,810,000   Kingston Healthcare Company - Series 2003A
                 LOC Fifth Third Bank                                           08/01/25        4.77          4,810,000
     1,815,000   Kingston Healthcare Company - Series 1998A
                 LOC Fifth Third Bank                                           03/01/18        4.82          1,815,000
     1,200,000   Kit Carson County, CO Agricultural Development RB
                 (Midwest Farms, LLC) - Series 1997
                 LOC Wells Fargo Bank, N.A.                                     06/01/27        4.85          1,200,000
     4,290,000   Kool Capital, LLC
                 LOC Michigan National Bank                                     04/01/29        4.98          4,290,000
     2,130,000   L3 Corporation - Series 2002
                 LOC Fifth Third Bank                                           11/01/17        4.82          2,130,000
     4,750,000   Lakeland Income Properties, LLC - Series 2004
                 LOC Federal Home Loan Bank                                     04/01/29        4.83          4,750,000
     4,385,000   Laminations, Inc. & Santana Products - Series 1999
                 LOC PNC Bank, N.A.                                             08/31/15        4.87          4,385,000
     5,805,000   Laurel County, KY Industrial Building RB
                 (Consolidated Biscuit Company Project)
                 LOC Fifth Third Bank                                           03/01/15        4.89          5,805,000
     2,430,000   Le Sportsac Inc. - Series 2005
                 LOC Fifth Third Bank                                           11/01/14        4.82          2,430,000
       565,000   Lee County, FL Multifamily  HFA  RB
                 (Crossings at Cape Coral Apartments Project) - Series 1999B
                 LOC Suntrust Bank                                              06/01/14        4.92            565,000
    12,650,000   Lexington Financial Services Health Care RB - Series 2001
                 LOC LaSalle Bank, N.A.                                         02/01/26        4.87         12,650,000
     3,020,000   Lock Inns, Inc. - Series 2003
                 LOC Bank of North Georgia                                      02/01/23        4.92          3,020,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
================================================================================

     Face                                                                       Maturity      Current          Value
    Amount                                                                        Date       Coupon (a)       (Note 1)
    ------                                                                        ----       ---------         ------
Variable Rate Demand Instruments (j) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    1,770,000   Lockland Development Company Ltd. - Series 2000
                 LOC US Bank, N.A.                                              07/01/20        4.87%    $    1,770,000
       530,000   LRC - B Wadsworth Investors, Ltd. - Series 1997
                 LOC  US Bank, N.A.                                             09/01/17        4.97            530,000
     1,000,000   LRC - Meadows Investors LLC - Series 2004
                 LOC JPMorgan Chase Bank, N.A.                                  12/01/34        4.87          1,000,000
     7,650,000   Madison, WI Community Development Authority RB
                 (Block 89 Project) - Series 1996A                              01/01/19        4.83          7,650,000
     6,010,000   Madison, WI Community Development Authority RB
                 (Block 89 Project) - Series 2000                               07/01/20        4.83          6,010,000
     1,025,000   Manatee County, FL Multifamily HFA  RB - Series 2002B
                 (La Mirada Gardens Project)
                 LOC Suntrust Bank                                              11/01/33        4.95          1,025,000
     2,662,100   Materials Processing Inc. - Series 2004
                 LOC Fifth Third Bank                                           09/01/34        4.82          2,662,100
     2,905,000   Maximum Principle Amount Limited Partnership
                 (Riverview Medical Office Building)
                 LOC National City Bank of Michigan/Illinois                    11/01/17        4.89          2,905,000
     6,850,000   MBE Investment Company LLC - Series 2004-A
                 LOC Comerica Bank                                              12/01/54        4.90          6,850,000
     7,880,000   MCSH Real Estate Investors, LLC - Series 2004
                 LOC First Tennessee Bank, N.A.                                 09/01/21        4.85          7,880,000
     1,250,000   Miami River Stone Company - Series 2002
                 LOC US Bank, N.A.                                              08/01/09        4.89          1,250,000
     1,130,000   Michigan City, IN (Consolidated Biscuit Company)
                 LOC Fifth Third Bank                                           10/01/13        4.82          1,130,000
     1,000,000   Michigan Equity Group LLC - Series 2004-A
                 LOC Fifth Third Bank                                           04/01/34        4.82          1,000,000
     2,135,000   Michigan HEFA (Hope College) - Series 1996M
                 LOC Old Kent Bank & Trust Co.                                  10/01/16        4.88          2,135,000
       925,000   Milwaukee, WI (Historic Third Ward Parking Project) - Series 1999
                 LOC Northern Trust Bank                                        09/01/28        4.93            925,000
     2,510,000   Mississippi Business Finance Corporation IDRB
                 (Howard Industries, Inc.) - Series 1995
                 LOC Amsouth Bank                                               06/01/10        4.83          2,510,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity      Current          Value
    Amount                                                                        Date       Coupon (a)       (Note 1)
    ------                                                                        ----       ---------         ------
Variable Rate Demand Instruments (j) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    2,050,000   Mississippi Business Finance Corporation, IDRB
                 (Colle Towing Project) - Series 2004
                 LOC Regions Bank                                               10/01/19        4.83%    $    2,050,000
     4,800,000   Mississippi Business Finance Corporation IDRB
                 (Pottery Barn Inc. Project) - Series 2004
                 LOC Bank of America, N.A.                                      06/01/24        4.82          4,800,000
     3,000,000   Mississippi Business Finance Corporation IDRB
                 (Wade Inc. Project) - Series 2006
                 LOC Regions Bank                                               02/01/21        4.83          3,000,000
     3,930,000   Mississippi Business Finance Corporation IDRB
                 (TTW Farm Products Inc.)
                 LOC Amsouth Bank                                               11/01/11        4.83          3,930,000
     7,225,000   Mississippi Business Finance Corporation IDRB
                 (Lextron-Visteon Leasing Project) - Series 2003
                 LOC JPMorgan Chase Bank, N.A.                                  12/01/27        4.88          7,225,000
     2,660,000   Montgomery Cancer Center LLC - Series 1997
                 LOC SouthTrust Bank                                            10/01/12        4.83          2,660,000
     7,660,000   Montgomery County, PA (Brookside Manor Apartments)
                 Collateralized by Federal National Mortgage Association        08/15/31        4.85          7,660,000
     5,365,000   Montgomery County, PA (Kingswood Apartments Project)
                 Collateralized by Federal National Mortgage Association        08/15/31        4.85          5,365,000
       865,000   Montgomery, AL IDB (The Jobs Company, LLC Project) - Series 1996C
                 LOC Columbus Bank & Trust Company                              07/01/16        4.85            865,000
     2,285,000   Mount Carmel West Medical Office Building LP - Series 1999
                 LOC National City Bank of Michigan/Illinois                    08/01/19        4.89          2,285,000
     1,900,000   Mrs. K.C. Jordan & Associates, Inc.
                 LOC Fifth Third Bank                                           04/01/23        4.82          1,900,000
     3,000,000   Nebar Investments, LLC  - Series 2005
                 LOC Fifth Third Bank                                           07/01/50        4.82          3,000,000
     4,525,000   New Hampshire HEFA (Weeks Medical Center) - Series 2005B
                 LOC Allied Irish Bank                                          07/01/35        4.79          4,525,000
     1,815,000   New Lexington Clinic, P.S.C. - Series 2003
                 LOC Fifth Third Bank                                           05/01/18        4.82          1,815,000
       150,000   New York City, NY IDA (J&J Farms Creamery) - Series 1988C
                 LOC Bank of New York                                           05/01/08        5.02            150,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
================================================================================

     Face                                                                       Maturity      Current          Value
    Amount                                                                        Date       Coupon (a)       (Note 1)
    ------                                                                        ----       ---------         ------
Variable Rate Demand Instruments (j) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    2,300,000   New York State HFA RB (345 East 94th Street)
                 Guaranteed by Federal Home Loan Mortgage Corporation           11/01/31        4.87%    $    2,300,000
     9,000,000   New York State HFA RB (Saxony Housing) - Series 1997A
                 Collateralized by Federal National Mortgage Association        05/15/30        3.19          9,000,000
     1,600,000   NO S Properties, LLC - Series 2004
                 LOC Fifth Third Bank                                           08/01/24        4.82          1,600,000
     7,455,000   North Lagoon Partners, Inc. - Series 2004
                 LOC Columbus Bank & Trust Company                              10/01/29        4.85          7,455,000
     1,855,000   NPI Capital, LLC - Series 1999A
                 LOC LaSalle Bank Midwest, N.A.                                 07/01/29        4.93          1,855,000
     8,494,000   Nugent Sand Company - Series 1999
                 LOC National City Bank of Kentucky                             11/01/11        4.89          8,494,000
     6,900,000   Olathe, KS IDRB ( Diamant Boart Project) - Series 1997B
                 LOC Svenska Handelsbanken                                      03/01/27        5.00          6,900,000
     1,659,000   Olszeski Properties, Inc. - Series 1996
                 LOC KeyBank, N.A.                                              09/01/16        4.90          1,659,000
     6,030,000   Opelika IDA (Opelika Industrial Park Project) - Series 1998A
                 Insured by MBIA Insurance Corp.                                06/01/23        4.85          6,030,000
     1,225,000   Ordeal Properties LLC - Series 1997
                 LOC KeyBank, N.A.                                              10/01/12        4.90          1,225,000
     1,050,000   Oswego County, NY IDA Civic Facilities (OH Properties, Inc Project - B)
                 LOC Manufacturers & Traders & Trust Co.                        06/01/24        4.87          1,050,000
     6,790,000   Palmetto NW, LLC
                 LOC National Bank of South Carolina                            05/01/29        4.88          6,790,000
     2,355,000   Parisi Investment, LP & Supply Co. - Series 1998
                 LOC US Bank, N.A.                                              05/01/18        4.82          2,355,000
     1,000,000   PBSI Properties, LLC - Series 2004
                 LOC Huntington National Bank                                   03/01/34        4.92          1,000,000
     1,865,000   Peachtree Crest Professional Offices - Series 2003
                 LOC Bank of North Georgia                                      03/01/23        4.93          1,865,000
    18,865,000   Pell City, AL Special Care Facilities Financial Authority Revenue
                 (Noland Health Services) - Series 2004
                 LOC Allied Irish Bank                                          12/01/34        4.85         18,865,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity      Current          Value
    Amount                                                                        Date       Coupon (a)       (Note 1)
    ------                                                                        ----       ---------         ------
Variable Rate Demand Instruments (j) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    4,600,000   Pennsylvania Economic Development  Finance Authority RB
                 LOC PNC Bank, N.A.                                             08/01/28        4.83%    $    4,600,000
     4,000,000   Pennsylvania Economic Development Finance Authority
                 (Repete Associates Project) - Series 2005 B3
                 LOC PNC Bank,N.A.                                              08/01/25        4.83          4,000,000
     2,670,000   Pomeroy Investments, LLC - Series 1997
                 LOC US Bank, N.A.                                              05/01/17        4.82          2,670,000
     1,675,000   R.M.D. Corporation
                 LOC Fifth Third Bank                                           06/01/13        4.82          1,675,000
     3,850,000   Radiation Oncology Partners, LLP
                 LOC SouthTrust Bank                                            08/01/18        4.83          3,850,000
     2,515,000   Realty Holdings Co. LLC - Series 2004
                 LOC Fifth Third Bank                                           05/01/24        4.82          2,515,000
     4,930,000   Reynolds Road Fitness Center, - Series 1998
                 LOC Fifth Third Bank                                           01/01/19        4.82          4,930,000
     3,775,000   Robert C. Fox Jr. (Fox Racing Shoe Project) - Series A
                 LOC Comerica Bank                                              06/01/33        4.90          3,775,000
     4,035,000   Rockwood Quarry LLC - Series 2002
                 LOC Fifth Third Bank                                           12/01/22        4.77          4,035,000
     4,675,000   Rogers Bridge Road & Southern Properties, LLC - Series 2002
                 LOC Bank of North Georgia                                      01/01/23        4.98          4,675,000
     2,035,000   Rumpf Development, Ltd. - Series 1997
                 LOC KeyBank,N.A.                                               08/01/17        4.90          2,035,000
       770,000   S & L Plastic Inc.
                 LOC Fleet Bank                                                 07/01/08        4.90            770,000
     1,090,000   S & S Partnership (Model Graphics) - Series 1999
                 LOC US Bank                                                    09/01/19        4.92          1,090,000
     3,522,000   Saginaw County, MI                                             03/01/08        4.82          3,522,000
     1,350,000   Sand Run Nursery & Preserve LLC - Series 2004
                 LOC US Bank,N.A.                                               03/01/24        4.89          1,350,000
     2,520,000   Savoy Properties, Ltd. - Series 2000
                 LOC KeyBank,N.A.                                               08/01/20        4.90          2,520,000
     2,500,000   Schenectady County, NY
                 Metroplex Development Authority Revenue - Series 2005B
                 Insured by FSA                                                 08/01/28        4.83          2,500,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
================================================================================

     Face                                                                       Maturity      Current          Value
    Amount                                                                        Date       Coupon (a)       (Note 1)
    ------                                                                        ----       ---------         ------
Variable Rate Demand Instruments (j) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    2,800,000   Security Self-Storage, Inc. - Series 2005
                 LOC Fifth Third Bank                                           05/01/35        4.82%    $    2,800,000
     4,305,000   Security Self-Storage, Inc. - Series 1999
                 LOC Bank One                                                   02/01/19        4.89          4,305,000
     3,330,000   Servaas, Inc. - Series 2003
                 LOC Fifth Third Bank                                           03/01/13        4.82          3,330,000
     3,305,000   Shepherd Capital LLC
                 LOC Fifth Third Bank                                           03/15/49        4.98          3,305,000
     4,970,000   Smugglers Notch Management Company, Ltd. and
                 Smugglers Notch Investment Company, Ltd. - Series 2000
                 LOC KeyBank,N.A.                                               09/01/15        4.90          4,970,000
     7,200,000   Southeast Alabama Gas District RB (Lateral Project) - Series 2000
                 Insured by AMBAC Assurance Corp.                               06/01/25        4.83          7,200,000
     7,300,000   Southern Central Communications Corporation - Series 2003
                 LOC Fifth Third Bank                                           04/01/18        4.77          7,300,000
     1,680,000   Southern Orthopaedic Properties LLC - Series 2001
                 LOC Columbus Bank & Trust Company                              10/01/21        4.83          1,680,000
     4,100,000   Southwestern Ohio Steel, Inc.
                 LOC US Bank, N.A.                                              04/01/08        4.82          4,100,000
     1,355,000   Stallard-Schrier Family LP - Series 1996
                 LOC Fifth Third Bank                                           09/01/16        4.89          1,355,000
     1,060,000   State Crest Ltd. - Series 2000
                 LOC Fifth Third Bank                                           06/01/23        4.82          1,060,000
     5,101,000   Stonegate-Partners I, LLC (Stonegate Partners Project) - Series 2002
                 LOC US Bank, N.A.                                              06/01/34        4.89          5,101,000
     3,000,000   SWC Princeton LLC
                 LOC Compass Bank                                               03/01/32        4.83          3,000,000
     1,030,000   T.D. Management Ltd. - Series 1996
                 LOC Fifth Third Bank                                           01/01/11        4.89          1,030,000
     2,300,000   Tampa Bay, FL (Elders Land Development) - Series 2003
                 LOC Fifth Third Bank                                           09/01/23        4.82          2,300,000
     2,705,000   Tant Real Estate, LLC - Series 2003
                 LOC Columbus Bank & Trust Company                              03/01/23        4.83          2,705,000
     3,280,000   Taylor Station Surgery Center Project - Series 2002
                 LOC National City Bank                                         12/01/22        4.89          3,280,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity      Current          Value
    Amount                                                                        Date       Coupon (a)       (Note 1)
    ------                                                                        ----       ---------         ------
Variable Rate Demand Instruments (j) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    7,260,000   Thayer Properties II, LLC - Series 2001
                 LOC Columbus Bank & Trust Company                              09/01/21        4.90%    $    7,260,000
     2,990,000   The Hennegan Company - Series 2004
                 LOC US Bank, N.A.                                              10/01/11        4.82          2,990,000
    25,000,000   The Salvation Army RB - Series 2005A
                 LOC The Bank of New York                                       02/01/35        4.83         25,000,000
     6,340,000   The Shoppes at Edgewater - Series 2003
                 LOC Amsouth Bank                                               01/01/23        4.83          6,340,000
     7,170,000   Three Reading LP
                 LOC Federal Home Loan Bank of Pittsburg                        06/01/24        4.91          7,170,000
     1,950,000   Tisdel Holdings Inc. - Series 2000
                 LOC Huntington National Bank                                   09/01/20        4.97          1,950,000
     2,985,000   Town of Islip, NY IDA (Brentwood Real Estate LLC) - Series 2000
                 LOC Citybank, N.A.                                             11/01/20        4.86          2,985,000
     6,425,000   Triple Crown Investments, LLC - Series 2004
                 LOC Federal Home Loan Bank of Dallas                           08/01/25        4.85          6,425,000
     2,035,000   Trotman Bay Minette, Inc. - Series 2000
                 LOC Columbus Bank & Trust Company                              01/01/21        4.85          2,035,000
     2,735,000   Twelfth Street Partners, LLC - Series 2005
                 LOC Fifth Third Bank                                           04/01/25        4.82          2,735,000
     4,720,000   Unico Alloys & Metals - Series 2004
                 LOC National City Bank                                         08/01/24        4.82          4,720,000
       845,000   Vincent Enterprise & Partners - Series 2000
                 LOC KeyBank, N.A.                                              03/01/20        4.90            845,000
     1,720,000   Vista Funding Corporation - Series 1997A
                 LOC Fifth Third Bank                                           07/01/15        4.87          1,720,000
       820,000   Walt Sweeney Ford - Series 1996
                 LOC Fifth Third Bank                                           01/01/12        4.92            820,000
       720,000   Warrior Roofing Manufacturing, Inc. - Series 2001
                 LOC Columbus Bank & Trust Company                              09/01/26        4.95            720,000
     3,940,000   Watson's Dayton Properties, LLC - Series 2002A
                 LOC US Bank, N.A.                                              07/01/18        4.82          3,940,000
     7,055,000   Wellington Green LLC - Series 1999
                 LOC Charter One Bank                                           04/01/29        4.90          7,055,000
     3,400,000   West Coast Pack, LLC - Series 2005
                 LOC LaSalle Bank, N.A.                                         07/01/35        4.90          3,400,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
================================================================================

     Face                                                                       Maturity      Current          Value
    Amount                                                                        Date       Coupon (a)       (Note 1)
    ------                                                                        ----       ---------         ------
Variable Rate Demand Instruments (i) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    9,700,000   Wellstone Mills LLC - Series 2004A
                 LOC PNC Bank, N.A.                                             12/15/24        4.83%    $    9,700,000
     1,950,000   Westchester County, NY IDA RB (B.W.P. Distributors Inc.) - Series 1997
                 LOC Wachovia Bank, N.A.                                        10/01/28        4.93          1,950,000
       550,000   Westchester Presbyterian Church
                 LOC US Bank, N.A.                                              09/01/13        4.97            550,000
     3,945,000   William Morris Reality Greystone - Series 2004
                 LOC Amsouth Bank                                               01/01/19        4.91          3,945,000
     1,485,000   Wilmington Iron & Metal Company - Series 1999
                 LOC Bank One                                                   08/01/14        4.88          1,485,000
     5,445,162   Wilmington Trust Company (Amtrak Trust 93-A) - Series B Notes
                 Guaranteed by General Electric Company                         01/01/11        4.83          5,445,162
     5,000,000   Willow Creek Interest LLC, OH - Series 2005
                 LOC Fifth Third Bank                                           04/01/25        4.82          5,000,000
     8,750,000   Winder-Barrow Industrial Building Authority
                 (The Concrete Company Project) - Series 2000
                 LOC Columbus Bank & Trust Company                              02/01/20        4.83          8,750,000
     1,170,000   Windsor Medical Center, Inc. - Series 1997
                 LOC Federal Home Loan Bank                                     12/03/18        4.89          1,170,000
     1,000,000   Word of Deliverence - Series 2004
                 LOC Fifth Third Bank                                           12/01/24        4.82          1,000,000
--------------                                                                                           --------------
   825,573,762   Total Variable Rate Demand Instruments                                                     825,573,762
--------------                                                                                           --------------

Yankee Certificates of Deposit (11.18%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000   Banco Bilbao Vizcaya Argentaria S.A.                           04/19/06        4.57%    $   14,999,209
    50,000,000   Bank of Nova Scotia                                            05/10/06        4.79         50,000,000
    70,000,000   Credit Suisse AG                                               04/20/06        4.75         70,000,000
    75,000,000   Credit Suisse AG                                               04/28/06        4.69         75,000,279
    50,000,000   Natexis Banques Populaires                                     05/10/06        4.77         50,000,000
    35,000,000   Royal Bank of Scotland                                         01/16/07        4.81         35,001,344
    50,000,000   Skandinaviska Enskilda Banken AB                               06/26/06        4.91         50,000,000
   250,000,000   UBS AG                                                         05/10/06        4.79        250,000,000
--------------                                                                                           --------------
   595,000,000   Total Yankee Certificates of Deposit                                                       595,000,832
--------------                                                                                           --------------
                 Total Investments (100.64%) (Cost $5,354,704,355+)                                       5,354,704,355
                 Liabilities in Excess of Cash and Other Assets, (-0.64%)                                   (33,797,544)
                                                                                                         --------------
                 Net Assets (100.00%)                                                                    $5,320,906,811
                                                                                                         ==============

                +  Aggregate cost for income tax purposes is identical.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

FOOTNOTES:

     (a) The interest rate shown reflects the security's current coupon, unless yield is available.
     (b) The interest rate changes daily based upon Federal funds target plus 0.06%.
     (c) The interest rate is adjusted weekly based upon average of prior week one month LIBOR; weekly put at par.
     (d) The interest rate is adjusted monthly based upon one month LIBOR plus 0.10%.
     (e) The interest rate is adjusted monthly based upon one month LIBOR plus 0.03%.
     (f) The interest rate is adjusted monthly based upon one month LIBOR minus 0.04%.
     (g)  The  interest  rate changes  monthly  based upon one month LIBOR minus
          0.02%.
     (h) The interest rate is adjusted monthly based upon one month LIBOR plus 0.02%.
     (i) The interest rate is adjusted monthly based upon one month LIBOR Plus 0.01%.
     (j) These securities have a 7-day put feature exercisable by the Fund at par value. Rate changes weekly.

KEY:
BAN    =   Bond Anticipation Note                       HFA    =   Housing Finance Authority
EDRB   =   Economic Development Revenue Bond            IDA    =   Industrial Development Authority
FSA    =   Financial Security Assurance                 IDB    =   Industrial Development Bond
FNMA   =   Federal National Mortgage Association        IDRB   =   Industrial Development Revenue Bond
GNMA   =   Government National Mortgage Association     LOC    =   Letter of Credit
GO     =   General Obligation                           PFA    =   Public Finance Authority
HEFA   =   Health & Education Facilities Authority      RB     =   Revenue Bond










--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY
MARCH 31, 2006
================================================================================

-----------------------------------------------------------------------------------
    Securities Maturing in                Value               % of Portfolio
-----------------------------------------------------------------------------------
  Less than 31 Days                  $ 3,277,457,405              61.21%
  31 through 60 Days                   1,262,465,489              23.58
  61 through 90 Days                     172,677,228               3.22
  91 through 120 Days                    137,621,834               2.57
  121 through 180 Days                    26,368,500               0.49
  Over 180 Days                          478,113,899               8.93
-----------------------------------------------------------------------------------
  Total                              $ 5,354,704,355             100.00%
-----------------------------------------------------------------------------------




































--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
================================================================================

     Face                                                                       Maturity      Current          Value
    Amount                                                                        Date       Coupon (a)       (Note 1)
    ------                                                                        ----       ---------         ------
Loan Participation (8.17%)
------------------------------------------------------------------------------------------------------------------------------------
$   30,000,000   Army and Air Force Exchange Service with
                 JPMorgan Chase and Company                                     04/25/06        4.61%    $   30,000,000
--------------                                                                                           --------------
    30,000,000   Total Loan Participation                                                                    30,000,000
--------------                                                                                           --------------
Repurchase Agreements (49.01%)
------------------------------------------------------------------------------------------------------------------------------------
$   35,000,000   Banc of America Securities, LLC, purchased on 03/31/06, 4.74%, due 04/03/06, repurchase proceeds at maturity $35,013,825
                 (Collateralized by $36,296,351, GNMA, 3.963% to 4.970%,
                 due 05/16/30 to 11/16/31, value $35,700,000)                   04/03/06        4.74%    $   35,000,000
    80,000,000   Citigroup Global Markets Inc., purchased on 03/31/06, 4.70%, due 04/03/06, repurchase proceeds at maturity $80,031,333
                 (Collateralized by $130,195,205, GNMA, 0.000% to 5.000%,
                 due 06/16/29 to 03/20/33, value $81,600,000)                   04/03/06        4.70         80,000,000
    65,000,000   UBS Securities, LLC, purchased on 03/31/06, 4.81%,
                 due 04/03/06, repurchase proceeds at maturity $65,026,054
                 (Collateralized by $105,186,000, RFIN, 0.000%,
                 due 07/15/06 to 04/15/30, value $66,301,319)                   04/03/06        4.81         65,000,000
--------------                                                                                           --------------
   180,000,000   Total Repurchase Agreements                                                                180,000,000
--------------                                                                                           --------------
U.S. Government Agencies (3.53%)
------------------------------------------------------------------------------------------------------------------------------------
$    3,000,000   Federal Home Loan Mortgage Corporation                         10/26/06        4.68%    $    2,965,190
     5,000,000   Federal Home Loan Mortgage Corporation                         10/23/06        4.25          5,000,000
     5,000,000   Federal National Mortgage Association                          08/08/06        4.00          5,000,000
--------------                                                                                           --------------
    13,000,000   Total U.S. Government Agencies                                                              12,965,190
--------------                                                                                           --------------
U.S. Government Agency Discount Notes (27.45%)
------------------------------------------------------------------------------------------------------------------------------------
$    3,475,000   Federal Farm Credit Bank                                       04/11/06        4.40%    $    3,470,811
     5,000,000   Federal Home Loan Bank                                         04/05/06        4.51          4,997,500
    30,000,000   Federal Home Loan Bank                                         04/07/06        4.53         29,977,467
     5,000,000   Federal Home Loan Bank                                         04/12/06        4.55          4,993,079
     5,000,000   Federal Home Loan Bank                                         04/26/06        4.55          4,984,340
     1,250,000   Federal Home Loan Bank                                         07/14/06        4.59          1,233,895
     1,400,000   Federal Home Loan Mortgage Corporation                         04/04/06        4.30          1,399,507
     1,137,000   Federal Home Loan Mortgage Corporation                         04/13/06        4.32          1,135,394
     1,000,000   Federal Home Loan Mortgage Corporation                         05/08/06        4.12            995,868
     5,000,000   Federal Home Loan Mortgage Corporation                         05/30/06        4.06          4,967,714
     3,000,000   Federal Home Loan Mortgage Corporation                         06/26/06        4.50          2,968,538
     3,000,000   Federal Home Loan Mortgage Corporation                         07/18/06        4.58          2,959,725

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
================================================================================

     Face                                                                       Maturity      Current          Value
    Amount                                                                        Date       Coupon (a)       (Note 1)
    ------                                                                        ----       ---------         ------
U.S. Government Agency Discount Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    1,482,000   Federal Home Loan Mortgage Corporation                         07/25/06        3.98%    $    1,463,792
     3,000,000   Federal Home Loan Mortgage Corporation                         08/15/06        4.52          2,950,417
     2,000,000   Federal Home Loan Mortgage Corporation                         10/23/06        4.65          1,948,887
     5,000,000   Federal Home Loan Mortgage Corporation                         12/01/06        5.00          4,836,486
     1,196,000   Federal National Mortgage Association                          04/28/06        4.12          1,192,394
     4,188,000   Federal National Mortgage Association                          05/10/06        4.47          4,168,063
     5,000,000   Federal National Mortgage Association                          06/14/06        4.53          4,954,521
     2,500,000   Federal National Mortgage Association                          06/30/06        4.55          2,472,325
     5,000,000   Federal National Mortgage Association                          07/26/06        4.63          4,927,178
     5,000,000   Federal National Mortgage Association                          08/02/06        4.74          4,920,904
     3,000,000   Federal National Mortgage Association                          12/01/06        4.71          2,908,500
--------------                                                                                           --------------
   101,628,000   Total U.S. Government Agency Discount Notes                                                100,827,305
--------------                                                                                           --------------
U.S. Government Agency Medium Term Notes (11.60%)
------------------------------------------------------------------------------------------------------------------------------------
$    5,000,000   Federal Home Loan Bank                                         04/13/06        4.41%    $    4,996,668
     1,000,000   Federal Home Loan Bank                                         04/28/06        4.42            999,364
     2,500,000   Federal Home Loan Mortgage Corporation                         04/13/06        4.42          2,498,287
     5,000,000   Federal Home Loan Mortgage Corporation                         04/15/06        4.42          4,995,833
     6,261,000   Federal Home Loan Mortgage Corporation                         08/15/06        4.61          6,217,599
     5,000,000   Federal Home Loan Mortgage Corporation                         10/15/06        4.62          4,949,701
     5,000,000   Federal Home Loan Mortgage Corporation                         10/15/06        5.00          4,937,930
    10,000,000   Federal National Mortgage Association                          04/07/06        2.56          9,996,368
     3,000,000   Federal National Mortgage Association                          05/04/06        4.45          2,993,346
--------------                                                                                           --------------
    42,761,000   Total U.S. Government Agency Medium Term Notes                                              42,585,096
--------------                                                                                           --------------
                 Total Investments (99.76%) (Cost $366,377,591+)                                            366,377,591
                 Cash and other assets, net of liabilities (0.24%)                                              898,304
                                                                                                         --------------
                 Net Assets (100.00%)                                                                    $  367,275,895
                                                                                                         ==============

               +    Aggregate cost for federal income tax purposes is identical.

               (a) The interest rate shown reflects the security's current coupon, unless yield is available.

KEY:

GNMA   =   Government National Mortgage Association
RFIN   =   Resolution Funding Corporation Strip Interest


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY
MARCH 31, 2006
================================================================================

----------------------------------------------------------------------------------
    Securities Maturing in               Value                % of Portfolio
----------------------------------------------------------------------------------
  Less than 31 Days                  $ 288,602,202                78.77%
  31 through 60 Days                    13,124,991                 3.58
  61 through 90 Days                     7,923,059                 2.16
  91 through 120 Days                   13,056,915                 3.57
  121 through 180 Days                  19,088,920                 5.21
  Over 180 Days                         24,581,504                 6.71
----------------------------------------------------------------------------------
  Total                               $ 366,377,591              100.00%
----------------------------------------------------------------------------------






























--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ----------    ------     -------  --------
Put Bonds (c) (6.46%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,070,000  City of Dayton, KY Industrial Building RB
              (RADAC Corporation Project) - Series 1994C
              LOC Fifth Third Bank                                              04/01/06     3.15%   $ 1,070,000     P-1       A-1+
   6,500,000  Harford County, MD EDRB (A.O. Smith)
              LOC Comerica Bank                                                 09/01/06     3.65      6,500,000     P-1       A-1
   2,500,000  Michigan Strategic Fund Limited Obligation RB
              (Donnelly Corporation Project) - Series B
              LOC Bank of Nova Scotia                                           04/01/06     2.95      2,500,000     P-1       A-1+
   2,100,000  North Carolina Industrial Facility PCFA RB
              (GVK America Inc. Project)
              LOC Citibank, N.A.                                                06/01/06     3.50      2,100,000     P-1       A-1+
   2,120,000  Pooled Puttable Floating Option Tax Exempts Receipts
              - Series PPT-33
              LOC Merrill Lynch & Company, Inc.                                 04/07/06     3.30      2,120,000    VMIG-1     A-1+
   2,000,000  West Virginia Housing Development Fund Housing Finance
              Bonds - 2006 Series B                                             04/09/07     3.67      2,000,000    VMIG-1     A-1+
------------                                                                                         -----------
  16,290,000  Total Put Bonds                                                                         16,290,000
------------                                                                                         -----------

Tax Exempt Commercial Paper (9.26%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000  Burke County, GA Development Authority
              (Oglethorpe Power) - Series 1998B
              Insured by AMBAC Assurance Corp.                                  05/16/06     3.28%   $ 3,000,000    VMIG-1     A-1+
   1,500,000  City of Austin, TX (Travis & William) Utility System Notes - Series A
              LOC JPMorgan Chase Bank, N.A./Bayerische Landesbank A.G./
              State Street Bank & Trust Co.                                     07/11/06     3.22      1,500,000     P-1       A-1+
   5,250,000  City of Brownsville, TX Utility System - Series A
              LOC State Street Bank & Trust Co.                                 04/06/06     3.15      5,250,000     P-1       A-1+
   1,000,000  City of St. Louis, MO Lambert International Airport Series - 2004
              LOC JPMorgan Chase Bank, N.A.                                     05/15/06     3.35      1,000,000     P-1       A-1+
   5,000,000  Metropolitan Washington DC Airports
              LOC Bank of America, N.A.                                         07/18/06     3.18      5,000,000               A-1+
   2,600,000  San Antonio, TX Water System, Series 2001A                        05/02/06     3.28      2,600,000     P-1       A-1+
   5,000,000  Sunshine State Government Financing Commission RB
              (Miami - Dade) - Series G                                         05/18/06     3.20      5,000,000               A-1+
------------                                                                                         -----------
  23,350,000  Total Tax Exempt Commercial Paper                                                       23,350,000
------------                                                                                         -----------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ----------    ------     -------  --------
Tax Exempt General Obligation Notes & Bonds (13.06%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,150,000  Butler County, OH BAN                                             06/08/06     4.00%   $ 1,151,869    MIG-1
   2,500,000  Concord, CO Metropolitan District - Series 2004
              LOC Wells Fargo Bank, N.A.                                        12/01/06     3.50      2,500,000               A-1+
   1,565,000  Fairborn, OH  BAN (d)                                             06/28/06     2.78      1,569,476
   1,700,000  Green Lake School District, WI TRAN (d)                           08/29/06     3.05      1,703,057
   2,625,000  Hartland - Lakeside, WI Joint School District  No 3 TRAN (d)      09/20/06     3.00      2,625,349
   3,000,000  Kentucky Asset / Liability Commission                             10/12/06     3.15      3,000,000    VMIG-1     A-1+
   4,030,000  Logan County, OH, Sewer Improvement (d)                           07/06/06     3.50      4,038,238
   3,000,000  Maine State Housing Authority Mortgage Purchase Bonds             11/15/06     3.37      3,000,000    MIG-1
   1,400,000  Merton, WI Community School District TRAN (d)                     10/27/06     3.00      1,400,385
   3,300,000  Middleton - Cross Plains Area School District, WI TRAN (d)        08/24/06     3.05      3,302,544
   4,000,000  ROCs II-R 353 Wayne County Airport Authority,
              Airport RB - Series 2005
              Insured by MBIA Insurance Corp.                                   06/15/06     3.50      4,000,000    VMIG-1
   1,600,000  Sevastopol, WI School District TRAN (d)                           10/20/06     3.00      1,600,858
   3,000,000  South Dakota Housing Development Authority                        12/15/06     3.45      3,021,652    MIG-1      SP1+
------------                                                                                         -----------
  32,870,000  Total Tax Exempt General Obligation Notes & Bonds                                       32,913,428
------------                                                                                         -----------

Variable Rate Demand Instruments (e) (70.76%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000  ABN AMRO Munitops Certificate Trust, (Colorado)
              - Series 2005-14
              Insured by FGIC                                                   06/01/13     3.21%   $ 2,000,000     P-1       A-1+
   5,455,000  Auburn, AL Non-Profit HDA MHRB (Lakeside Project)
              LOC Columbus Bank & Trust Company                                 09/01/27     3.38      5,455,000               A-1
   1,825,000  Berkeley County, SC (BP Amoco Project) - Series 2002
              Guaranteed by BP PLC                                              05/01/38     3.25      1,825,000    VMIG-1     A-1+
   3,250,000  Blue Springs, MO IDA MHRB
              (Autumn Place Apartments Project) - Series 2004 - A1
              Guaranteed by Federal National Mortgage Association               08/15/37     3.23      3,250,000    VMIG-1
   4,350,000  Brazos River, TX Habor Navigation District Brazoria County
              Environmental (Merey Sweeney Project)
              LOC JPMorgan Chase Bank, N.A.                                     09/01/18     3.25      4,350,000    VMIG-1     A-1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ----------    ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,500,000  Butler County IDA RB
              (Concordia Lutheran Ministries) - Series 2000B
              Insured by Radian Asset Assurance Inc.                            08/01/30     3.19%   $ 1,500,000               A-1+
   2,700,000  City of Pulaski and Giles County, TN IDRB
              (Martin Methodist College Program) - Series 2004
              LOC Amsouth Bank                                                  01/01/24     3.29      2,700,000    VMIG-1
   1,000,000  Clipper Tax Exempt Trust COPs - (Multistate) - Series 1999-3      08/01/07     3.37      1,000,000    VMIG-1
   6,400,000  Clipper Tax Exempt Trust COPs - (Oklahoma) - Series 2004-3        07/01/09     3.26      6,400,000    VMIG-1
   1,000,000  Connecticut HEFA (Yale University) - Series V-2                   07/01/36     3.05      1,000,000    VMIG-1     A-1+
   5,900,000  Connecticut HEFA (Quinnipiac University) - Series F
              Insured by Radian Asset Assurance Inc.                            07/01/31     3.16      5,900,000               A-1+
   1,000,000  Connecticut HEFA (Yale University) - Series 2003                  07/01/37     3.12      1,000,000    VMIG-1     A-1+
   3,000,000  Connecticut HEFA (Yale University) - Series Y-2                   07/01/35     3.05      3,000,000    VMIG-1     A-1+
   1,300,000  Connecticut State HFA
              (Housing Mortgage Finance Program) - Series 2002 B-3
              Insured by AMBAC Assurance Corp.                                  05/15/33     3.20      1,300,000    VMIG-1
   4,200,000  Dekalb County, GA Housing Authority MHRB
              (Wood Hills Apartments)
              LOC Fleet Bank                                                    12/01/07     3.22      4,200,000               A-1+
   6,465,000  Douglas County, NE IDRB
              (Phillips Manufacturing Project) - Series 2002
              LOC Wells Fargo Bank N.A.                                         12/01/18     3.32      6,465,000               A-1+
   3,900,000  Floating Rate Trust Receipts - Series 2005 L13 (Relating to
              Parish of Jefferson Home Mortgage Authority Series 2005A
              & Texas Department of Housing and Community Affairs 2002
              - Series B (AMT))
              Insured by MBIA Insurance Corp.                                   06/01/36     3.28      3,900,000    VMIG-1
   2,000,000  Greenwood County, SC
              (Fuji Photo Film, Inc. Project) - Series 2004                     09/01/11     3.35      2,000,000               A-1+
   1,350,000  Gulf Coast Waste Disposal Authority
              (Amoco Oil Co.) - Series 1995
              Guaranteed by BP PLC                                              07/01/27     3.25      1,350,000    VMIG-1
   6,400,000  Gulf Coast, TX IDA Environmental Facilities RB
              (Citgo Petroleum Corporation Project)
              LOC Royal Bank of Scotland                                        02/01/32     3.25      6,400,000    VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ----------    ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  Harris, TX IDC (Exxon Project) Solid Waste Disposal Bonds
              - Series 1997                                                     04/01/32     3.19%   $ 1,000,000    VMIG-1
   2,350,000  Harris, TX HFA MHRB (Wellington Park Apartments)
              - Series 2004
              Collateralized by Federal National Mortgage Association           02/15/37     3.23      2,350,000    VMIG-1
   3,135,000  Illinois Development Finance Authority IDRB
              (Trim-Rite Food Corporation Project) - Series 2000 AMT
              LOC LaSalle Bank N.A.                                             12/01/25     3.30      3,135,000               A-1
   3,000,000  Illinios Development Financial Authority
              (Butterfield Creek Project) - Series 1999 AMT
              LOC LaSalle Bank N.A.                                             04/01/39     3.30      3,000,000               A-1
   1,155,000  Jackson County, MS PCRB
              (Chevron USA Inc. Project) - Series 1992                          12/01/16     3.15      1,155,000    VMIG-1
   2,500,000  Jackson County, MS PCRB (Chevron USA Inc. Project)
              - Series 1993                                                     06/01/23     3.15      2,500,000     P-1
   2,000,000  Jefferson County, AL Public Park & Recreation Board
              (YMCA Project) - Series 2005
              LOC Amsouth Bank                                                  10/01/25     3.24      2,000,000    VMIG-1
   1,915,000  King George County, VA IDA RB
              (Birchwood Power Partners Project) - Series 1994B
              LOC Bank of Nova Scotia                                           12/01/24     3.19      1,915,000               A-1+
   2,000,000  King George County, VA IDA RB
              (Birchwood Power Partners Project) - Series 1995
              LOC Bank of Nova Scotia                                           11/01/25     3.25      2,000,000               A-1+
   2,400,000  La Porte County, IN EDC RB
              (Universal Forest Products) - Series 2000
              LOC LaSalle Bank Midwest N.A.                                     11/01/20     3.33      2,400,000     P-1       A-1
   5,100,000  Lincoln County, WY PCRB (Exxon Project) - Series 1987-B           07/01/17     3.19      5,100,000     P-1       A-1+
   1,000,000  Metropolitan Transportation Authority, NY RB - Series 2005E-1
              LOC Fortis Bank S.A./N.V.                                         11/01/35     3.14      1,000,000    VMIG-1     A-1+
   2,000,000  Miami - Dade County Florida IDA
              (Auborne Heavy Maintenance Inc) - Series 1998
              LOC JPMorgan Chase Bank,N.A.                                      08/01/18     3.23      2,000,000               A-1+
   2,025,000  Michigan State Strategic Fund (Sintel, Inc Project) - Series 2005
              LOC Fifth Third Bank                                              10/01/30     3.26      2,025,000     P-1       A-1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ----------    ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    900,000  Merlots Trust - Series 2000YYY
              (Mississippi Home Corporation Single Family Program)
              Collateralized by Government National Mortgage Association        12/01/31     3.26%   $   900,000    VMIG-1
   2,250,000  Missouri State HEFA Kansas City Art Institute - Series 2005
              LOC Commerce Bank, N.A.                                           12/01/35     3.23      2,250,000               A-1
   2,200,000  Montgomery County, OH RB - Series 1998A
              (Miami Valley Hospital and MedAmerica Health Systems Corp)        11/15/22     3.18      2,200,000    VMIG-1
   2,000,000  Nevada Housing Division MHRB
              (Southwest Village) - Series 2005
              Guaranteed by FNMA                                                10/15/38     3.20      2,000,000               A-1+
   2,000,000  North Carolina Medical Care Commission
              (Duke University Hospital Project) - Series 1985B                 06/01/15     3.18      2,000,000    VMIG-1     A-1+
   2,465,000  North Dakota State HFA
              (Housing Finance Program - Home Mortgage) - Series 2002B
              Insured by FSA                                                    01/01/34     3.22      2,465,000    VMIG-1
   5,500,000  Ohio State Higher Education Facilities RB
              (Pooled Financing Program) - Series 2002A
              LOC Fifth Third Bank                                              09/01/27     3.22      5,500,000    VMIG-1
   1,000,000  Olathe, KS IDRB (Diamant Boart Project) - Series 1997A
              LOC Svenska Handelsbanken                                         03/01/27     3.29      1,000,000     P-1       A-1+
   1,200,000  Orland Park, IL IDRB (Panduit Corp Project) - Series 1996
              LOC Fifth Third Bank                                              04/01/31     3.27      1,200,000               A-1+
   2,200,000  Owensboro, KY IDRB
              (West Irving Die Lastings of Kentucky, Inc. Project) - Series 1997
              LOC Fifth Third Bank                                              06/01/17     3.33      2,200,000     P-1       A-1+
   2,000,000  Pennsylvania EDFA (Amtrak Project) - Series 2001B
              LOC JPMorgan Chase Bank, N.A.                                     11/01/41     3.25      2,000,000    VMIG-1     A-1+
   2,700,000  Pennsylvania EDFA EDRB
              (Joseph R & Nancy L Delsignore Project) - Series 2005B2
              LOC PNC Bank, N.A.                                                08/01/30     3.27      2,700,000     P-1       A-1+
   2,000,000  Pennsylvania EDFA EDRB
              (North America Communications, Inc. Project) - Series 2005B3
              LOC PNC Bank, N.A.                                                08/01/12     3.27      2,000,000     P-1       A1+
   3,815,000  Plymouth, MN MHRB
              (At the Lake Apartments Project) - Series 2004
              Guaranteed by Federal Home Loan Mortgage Corporation              08/01/34     3.24      3,815,000    VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ----------    ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  6,090,000  Putters - Series 1179 (Relating to Custodial Receipts Series 2005-5
              Evidencing Beneficial Ownership of Orange County, FL HFA
              MHRB RB - Lake Harris Cove Apartments - 2005 Series D
              LOC JPMorgan Chase Bank, N.A.                                     10/01/38     3.24%   $ 6,090,000     P-1       A-1+
   2,000,000  Putters - Series 1184 (Relating to King County, WA Limited Tax
              Obligation Bonds (Payable from Sewer Revenues) - Series 2005)
              Insured by FGIC                                                   01/01/13     3.24      2,000,000               A-1
   2,200,000  Rockingham, NC IDRB PCFA
              (Eden Customs Processing, LLC) - Series 2004
              LOC Branch Banking & Trust Company                                01/01/17     3.30      2,200,000     P-1       A-1+
   2,475,000  Rockingham, NC IDRB PCFA
              (Whiteridge Plastics Project) - Series 2003
              LOC Branch Banking & Trust Company                                03/01/15     3.30      2,475,000     P-1       A-1+
   3,000,000  ROCs II-R Trust Series 442 (Relating to Wayne County, MI Airport
              Authority (Detroit Metropolitan Wayne County Airport) - Series 2005)
              Insured by MBIA Insurance Corp.                                   12/01/29     3.25      3,000,000    VMIG-1
   2,665,000  South Carolina Jobs EDA RB
              (DCS Diversified Coating Systems, Inc Project) - Series 2002
              LOC Branch Banking & Trust Company                                04/01/17     3.30      2,665,000    VMIG-1
   1,970,000  South Carolina Jobs EDA RB
              (Sisters of Charity Providence Hospitals) - Series 2002
              LOC Wachovia Bank,N.A.                                            11/01/32     3.20      1,970,000    VMIG-1
   2,200,000  South Dakota EDRB
              (Hastings Filters Inc. Project) - Series 1996
              LOC Fifth Third Bank                                              02/01/16     3.30      2,200,000               A-1+
   1,615,000  Tuscaloosa County, AL IDRB
              (Automotive Corridor, LLC Project) - Series 2001
              LOC Regions Bank                                                  10/01/21     3.27      1,615,000     P-1       A-1
   1,195,000  Tuscaloosa County, AL IDRB
              (Automotive Corridor, LLC Expansion Project) - Series 2004
              LOC Regions Bank                                                  11/01/24     3.27      1,195,000     P-1       A-1
   2,000,000  University of Kansas Hospital Authority RB
              (Kansas University Health System) - Series 2004
              LOC Harris Trust & Savings Bank                                   09/01/34     3.18      2,000,000               A-1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ----------    ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,220,000  Utah Housing Corporation Single Family Mortgage
              Bonds - Series C Class 1                                          07/01/34     3.25%   $ 1,220,000    VMIG-1     A-1+
   5,000,000  Utah State Board of Regents Student Loan RB 1995 - Series L
              Insured by AMBAC Assurance Corp.                                  11/01/25     3.22      5,000,000     P-1       A-1+
   1,500,000  Valdez, AK Marine Terminal RB (Exxon Pipeline Company Project)
              - Series 1993-A                                                   12/01/33     3.02      1,500,000    VMIG-1     A-1+
   2,900,000  Washington State Economic Development Finance Authority
              (Summer Building LLC Project) - Series 2005F
              LOC KeyBank, N.A.                                                 12/01/30     3.32      2,900,000     P-1       A-1
   2,100,000  West Des Moines, IA RB
              (Woodgrain Millwork Inc Project) - Series 1995
              LOC Wells Fargo Bank, N.A.                                        04/01/10     3.39      2,100,000     P-1       A-1+
   3,200,000  West Side Calhoun County Navigation District, TX Sewage and
              Solid Waste Disposal RB - Series 1996
              Guaranteed by BP PLC                                              04/01/31     3.25      3,200,000               A-1+
   3,000,000  Whiting, IN Industrial Environmental Facilities RB
              (Amoco Oil Company Project) - Series 2000
              Guaranteed by BP PLC                                              07/01/31     3.25      3,000,000    VMIG-1     A-1+
   2,000,000  Will County, IL Exempt Facility IDRB
              (BP Amoco Chemical CompanyProject) - Series 2003
              Guaranteed by BP PLC                                              07/01/33     3.25      2,000,000    VMIG-1     A-1+
   1,250,000  York County, PA IDA Limited Obligation RB
              (Metal Exchange Corp. Project) - Series 1996
              LOC Comerica Bank                                                 06/01/06     3.39      1,250,000     P-1       A-1
------------                                                                                        ------------
 178,385,000  Total Variable Rate Demand Instruments                                                 178,385,000
------------                                                                                        ------------

Variable Rate Demand Instrument - Private Placement (0.33%)
------------------------------------------------------------------------------------------------------------------------------------
$    845,000  York County, PA IDA IDRB (Manor Care of Kingston Court Inc.)
              LOC JPMorgan Chase Bank, N. A.                                    12/01/08     5.04%   $   845,000     P-1       A-1+
------------                                                                                        ------------
     845,000  Total Variable Rate Demand Instrument - Private Placement                                  845,000
------------                                                                                        ------------
              Total Investments (99.87%) (Cost $251,783,428+)                                        251,783,428
              Cash and other assets, net of liabilities (0.13%)                                          320,698
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $252,104,126
                                                                                                    ============

             + Aggregate cost for income tax purposes is identical.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated is the next put date.

(d) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
AMT    =   Alternate Minimum Tax                        HFA    =   Housing Finance Authority
BAN    =   Bond Anticipation Note                       IDA    =   Industrial Development Authority
COPs   =   Certificates of Participation                IDC    =   Industrial Development Corporation
EDA    =   Economic Development Authority               IDRB   =   Industrial Development Revenue Bond
EDC    =   Economic Development Corporation             LOC    =   Letter of Credit
EDFA   =   Economic Development Finance Authority       MHRB   =   Multi-Family Housing Revenue Bond
EDRB   =   Economic Development Revenue Bond            PCFA   =   Pollution Control Finance Authority
FGIC   =   Financial Guaranty Insurance Company         PCRB   =   Pollution Control Revenue Bond
FNMA   =   Federal National Mortgage Association        RB     =   Revenue Bond
FSA    =   Financial Security Assurance, Inc.           ROCs   =   Reset Option Certificates
HDA    =   Housing Development Authority                TRAN   =   Tax and Revenue Anticipation Note
HEFA   =   Health and Education Facilities Authority


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
MARCH 31, 2006
================================================================================

--------------------------- ---------------------------- -------------------------------
          States                       Value                     % of Portfolio
--------------------------- ---------------------------- -------------------------------
Alabama                            $  10,265,000                     4.08%
Alaska                                 1,500,000                     0.60
Colorado                               4,500,000                     1.79
Connecticut                           12,200,000                     4.85
Florida                               13,090,000                     5.20
Georgia                                7,200,000                     2.86
Illinois                               9,335,000                     3.71
Indiana                                5,400,000                     2.14
Iowa                                   2,100,000                     0.83
Kansas                                 3,000,000                     1.19
Kentucky                               6,270,000                     2.49
Maine                                  3,000,000                     1.19
Maryland                               6,500,000                     2.58
Michigan                              11,525,000                     4.58
Minnesota                              3,815,000                     1.52
Mississippi                            4,555,000                     1.81
Missouri                               6,500,000                     2.58
Nebraska                               6,465,000                     2.57
Nevada                                 2,000,000                     0.79
New York                               1,000,000                     0.40
North Carolina                         8,775,000                     3.48
North Dakota                           2,465,000                     0.98
Ohio                                  14,459,583                     5.74
Oklahoma                               6,400,000                     2.54
Pennsylvania                          10,295,000                     4.09
South Carolina                         8,460,000                     3.36
South Dakota                           5,221,652                     2.07
Tennessee                              2,700,000                     1.07
Texas                                 28,000,000                    11.12
Utah                                   6,220,000                     2.47
Virginia                               8,915,000                     3.54
Washington                             4,900,000                     1.95
West Virginia                          2,000,000                     0.79
Wisconsin                             10,632,193                     4.22
Wyoming                                5,100,000                     2.03
Other Territories                      7,020,000                     2.79
--------------------------- ---------------------------- -------------------------------
Total                               $ 251,783,428                   100.00%
--------------------------- ---------------------------- -------------------------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2006

================================================================================

                                            Cortland General        U.S. Government        Municipal Money
                                            Money Market Fund             Fund               Market Fund
                                            -----------------      -----------------      -----------------
ASSETS:
  Investments in securities, at
      amortized cost (Note 1)...........    $   5,205,704,355      $     186,377,591      $     251,783,428
  Repurchase Agreements.................          149,000,000            180,000,000                    -0-
  Cash..................................            1,147,393                111,905                    -0-
  Accrued interest receivable...........           14,959,551                788,789              1,393,485
  Prepaid expenses......................               25,620                  2,139                  1,301
  Other receivables.....................                9,359                    565                    382
  Other assets..........................              228,496                  5,306                    -0-
                                            -----------------      -----------------      -----------------
      Total Assets......................        5,371,074,774            367,286,295            253,178,596
                                            -----------------      -----------------      -----------------

LIABILITIES:
  Payable to affiliates*................              154,491                 10,119                  6,925
  Due to custodian......................                  -0-                    -0-              1,046,004
  Payable for securities purchased......           50,000,000                    -0-                    -0-
  Accrued expenses......................                  -0-                    -0-                 21,119
  Dividends payable.....................               13,472                    281                    422
                                            -----------------      -----------------      -----------------
      Total Liabilities.................           50,167,963                 10,400              1,074,470
                                            -----------------      -----------------      -----------------
  Net assets............................    $   5,320,906,811      $     367,275,895      $     252,104,126
                                            =================      =================      =================

SOURCE OF NET ASSETS:
  Net capital paid in on shares
     of capital stock (Note 3)..........    $   5,320,906,811      $     367,275,895      $     252,106,174
  Accumulated net realized gain (loss)..                  -0-                    -0-                 (2,048)
                                            -----------------      -----------------      -----------------
  Net assets............................    $   5,320,906,811      $     367,275,895      $     252,104,126
                                            -----------------      -----------------      -----------------

  Net asset value, per share (Note 3):
  Cortland General Money Market:
    Cortland shares, ($1,291,707,445 applicable to 1,291,707,445 shares outstanding)              $    1.00
                                                                                                  =========
    Short Term Fund shares, ($40,483,823 applicable to 40,483,823 shares outstanding)             $    1.00
                                                                                                  =========
    Advantage shares, ($2,769,927,818 applicable to 2,769,927,818 shares outstanding)             $    1.00
                                                                                                  =========
    Xpress shares, ($1,218,787,725 applicable to 1,218,787,725 shares outstanding)                $    1.00
                                                                                                  =========
  Cortland U.S. Government:
    Cortland shares, ($165,157,334 applicable to 165,157,334 shares outstanding)                  $    1.00
                                                                                                  =========
    Advantage shares, ($202,118,561 applicable to 202,118,561 shares outstanding)                 $    1.00
                                                                                                  =========
  Cortland Municipal Money Market:
    Cortland Shares, ($122,467,362 applicable to 122,478,785 shares outstanding)                  $    1.00
                                                                                                  =========
    Advantage Shares, ($129,636,764 applicable to 129,648,857 shares outstanding)                 $    1.00
                                                                                                  =========

* Including fees payable to Reich & Tang Asset Management, LLC and Reich & Tang Distributors, Inc.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2006

================================================================================

                                                Cortland General        U.S. Government        Municipal Money
                                                Money Market Fund             Fund               Market Fund
                                                -----------------      -----------------      -----------------
INVESTMENT INCOME

Income:

Interest.....................................   $     186,980,472      $      13,490,442      $       6,447,099
                                                -----------------      -----------------      -----------------

Expenses: (Note 2)

Investment management fee....................          36,304,963              2,716,564              1,729,690
Distribution fee (Cortland Shares)...........           3,129,217                411,544                280,364
Distribution fee (Short Term Fund Shares)....             128,116                  --                     --
Distribution fee (Advantage Shares)..........           6,557,792                507,925                305,092
Distribution fee (Xpress Shares).............           2,473,470                  --                     --
Shareholder servicing fee (Advantage Shares).           6,557,792                507,925                305,092
Shareholder servicing fee (Xpress Shares)....           2,473,470                  --                     --
Directors' fees and expenses.................             102,993                 20,156                 17,299
Other........................................            (405,030)               (15,225)                 9,329
                                                -----------------      -----------------      -----------------
    Total expenses...........................          57,322,783              4,148,889              2,646,866
    Less:  Fees waived (Note 2)..............          (5,918,949)              (474,558)              (297,161)
                                                -----------------      -----------------      -----------------
  Net expenses...............................          51,403,834              3,674,331              2,349,705
                                                -----------------      -----------------      -----------------
Net investment income .......................         135,576,638              9,816,111              4,097,394


REALIZED GAIN (LOSS)
  ON INVESTMENTS

Net realized gain (loss) on investments......                 312             -0-                        (2,048)
                                                -----------------      -----------------      -----------------
Increase in net assets from operations.......   $     135,576,950      $       9,816,111      $       4,095,346
                                                =================      =================      =================







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2006 AND 2005

================================================================================

                                           Cortland General                 U.S. Government                  Municipal Money
                                           Money Market Fund                     Fund                          Market Fund
                                     ---------------------------      ---------------------------      ---------------------------
                                         2006           2005              2006           2005              2006           2005
                                     ------------   ------------      ------------   ------------      ------------   ------------
INCREASE (DECREASE)
 IN NET ASSETS
Operations:
Net investment income.........       $135,576,638   $ 37,670,239      $  9,816,111   $  2,927,825      $  4,097,394   $  1,192,858
Net realized gain (loss) on
   investments................                312          9,511           -0-            -0-              (2,048)         -0-
                                     ------------   ------------      ------------   ------------      ------------   ------------
Increase in net assets
   from operations............        135,576,950     37,679,750         9,816,111      2,927,825         4,095,346      1,192,858

Dividends to shareholders from
   net investment income:
   Cortland Shares............        (35,038,308)   (10,364,640)       (4,405,987)    (1,314,271)       (1,975,545)+     (516,335)+
   Short Term Fund Shares.....         (1,389,115)      (562,607)          --             --                --             --
   Advantage Shares...........        (73,138,328)   (23,281,448)       (5,410,124)    (1,659,942)       (2,121,849)+     (676,526)+
   Xpress Shares..............        (26,010,887)    (3,461,544)          --             --                --             --
                                     ------------   ------------      ------------   ------------      ------------   ------------
   Total dividend to shareholders    (135,576,638)   (37,670,239)       (9,816,111)    (2,974,213)       (4,097,394)+   (1,192,861)+

Distributions to shareholders from
   realized gains on investments:
   Cortland Shares............                (80)        (2,416)          -0-            -0-               -0-            -0-
   Short Term Fund Shares.....                 (3)          (115)          --             --                --             --
   Advantage Shares...........               (168)        (5,428)          -0-            -0-               -0-            -0-
   Xpress Shares..............                (61)        (1,552)          --             --                --             --
                                     ------------   ------------      ------------   ------------      ------------   ------------
   Total distribution to shareholders        (312)        (9,511)          -0-            -0-               -0-            -0-

Capital share
   transactions (Note 3):
   Cortland Shares............         19,955,501     19,722,787       (29,732,294)    (2,268,265)        1,725,158     14,683,763
   Short Term Fund Shares.....        (20,298,694)   (32,256,082)          --             --                --             --
   Advantage Shares...........         77,525,799    833,659,026        (8,110,732)   114,719,026         3,504,825     44,365,462
   Xpress Shares..............        414,849,667    803,938,058           --             --                --             --
                                     ------------   ------------      ------------   ------------      ------------   ------------
   Total capital share transactions   492,032,273  1,625,063,789       (37,843,026)   112,450,761         5,229,983     59,049,225
                                     ------------   ------------      ------------   ------------      ------------   ------------
Total increase (decrease).....        492,032,273  1,625,063,789       (37,843,026)   112,404,373         5,227,935     59,049,222


Net assets:
Beginning of year.............      4,828,874,538  3,203,810,749       405,118,921    292,714,548       246,876,191    187,826,969
                                     ------------   ------------      ------------   ------------      ------------   ------------
End of year...................     $5,320,906,811 $4,828,874,538      $367,275,895   $405,118,921      $252,104,126   $246,876,191
                                     ============   ============      ============   ============      ============   ============
Undistributed net
   investment income..........     $      -0-      $     -0-         $     -0-      $     -0-         $     -0-      $     -0-
                                     ============   ============      ============   ============      ============   ============

+ Designated as exempt-interest dividends for regular federal income tax purposes.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies

Cortland Trust, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "Act"). The Company is presently comprised of three Funds, the Cortland General Money Market Fund, the U.S. Government Fund and the Municipal Money Market Fund. The Cortland General Money Market Fund has four classes of stock authorized, Cortland Shares, Short Term General Fund - General Shares ("Short Term Fund Shares"), Advantage Primary Liquidity Fund Shares ("Advantage Shares") and money market Xpress fund Shares ("Xpress Shares"). The U.S Government Fund has two classes of stock authorized, Cortland Shares and Advantage Government Liquidity Fund Shares. The Municipal Money Market Fund has two classes of stock authorized, Cortland Shares and Advantage Municipal Liquidity Fund Shares. All share classes are subject to a service fee pursuant to each Fund's Distribution Plan. The Advantage and Xpress Shares are subject to an additional shareholder servicing fee pursuant to a Shareholder Servicing Agreement. The Short Term Fund Shares, Advantage Shares and Xpress Shares commenced operations on September 5, 2002, November 22, 2002 and September 17, 2004, respectively. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, the Cortland Shares, Short Term Fund Shares, Advantage Shares and Xpress Shares represent the same interest in the income and assets of each Fund. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The Company accounts separately for the assets, liabilities and operations of each Fund. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Repurchase Agreements -
     The Cortland General Money Market Fund and U.S. Government Fund may enter into repurchase agreements. In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

     c) Federal Income Taxes -
     It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their tax exempt and taxable income to shareholders. Therefore, no provision for federal income tax is required.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

1. Summary of Accounting Policies (Continued)

     d) Dividends and Distributions -
     Dividends from net investment income (including realized capital gains and losses, if any, and amortization of market discount), determined on a class level, are declared daily and paid on the subsequent business day.
     Distributions of net realized capital gains, offset by capital loss carryovers, if any, are generally declared and paid when realized.

     e) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     f) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Reich & Tang Asset Management, LLC (the "Manager") serves as the manager of the Company and its three Funds pursuant to agreements with the Funds dated September 14, 1993 ("Agreements"). Under the Agreements, the Manager provides directly, or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the Act, and the travel and related expenses of the directors incident to their attending shareholder's, director's and committee meetings, (b) interest, taxes and brokerage commissions, (c) extraordinary expenses, (d) shareholder service or distribution fees, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under Federal and state securities laws. The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .75% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The management fees are allocated pro-rata to each Fund based on their average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, each Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, has entered into a Distribution Agreement and a Shareholder Servicing Agreement with respect to all share classes of the Funds. For its services under the Distribution Agreement, the Distributor receives from the Funds a fee equal to 0.25% of the average daily net assets with respect to the Cortland, Short Term Fund, Advantage and Xpress Shares. The Manager and/or its affiliates have the ability to make additional payments for distribution assistance. The Manager and/or its affiliates bear all other expenses related to the distribution of the Company's shares. In addition, the Distributor receives an additional 0.25% per annum in shareholder servicing fees of the Advantage and Xpress Shares' average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

During the year ended March 31, 2006, the Distributor voluntarily waived the following fees:

                                                Cortland General        U.S. Government        Municipal Money
                                                Money Market Fund             Fund               Market Fund
                                                -----------------      -----------------      -----------------
Distribution fees - Advantage Shares               $ 5,918,949            $   474,558            $   297,161


The Distributor has no right to recoup prior fee waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $24,000 per annum plus $2,000 for each Board of Directors' meeting attended. All directors' fees and expenses are allocated based on the average net assets of each Fund.

Included in the Statements of Operations under the caption "Other Expenses" were fees of $10,249 paid to the Distributor for sub-accounting and administration services for the Short Term Fund Shares of Cortland General Money Market Fund. The Distributor receives a fee at an annual rate of up to 0.10% of the daily average net assets of Short Term Fund Shares of Cortland General Money Market Fund. For the year ended March 31, 2006 these fees amounted to an annual rate of 0.02% of the Short Term Fund Shares of Cortland General Money Market Fund.

3. Capital Stock

The shares outstanding in the Cortland General Money Market Fund include the Pilgrim Money Market Class of Shares (the "Pilgrim Shares"). Pilgrim Shares are identical to the Cortland Shares of the Cortland General Fund with respect to investment objectives, voting rights and yield, but differ with respect to certain other matters relating primarily to exchange privileges. At March 31 2006, there were 10,026,159 Pilgrim Shares outstanding, with a net asset value of $1.00 per share, included in the Cortland Shares.

At March 31, 2006, 10 billion shares of $.001 par value stock of the Company were authorized, of which 7 billion are designated as Cortland General Money Market Fund shares, 1 billion are designated as U.S. Government Fund shares, 1 billion are designated as Municipal Money Market Fund shares and 1 billion are unclassified. Transactions in the shares of each Fund were all at $1.00 per share and are summarized for the period as follows:











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

3. Capital Stock (Continued)

                                         Cortland General                 U.S. Government                  Municipal Money
                                         Money Market Fund                     Fund                          Market Fund
                                   ---------------------------      ---------------------------      -----------------------------
                                   For the Year   For the Year      For the Year   For the Year      For the Year     For the Year
                                       Ended          Ended             Ended          Ended             Ended            Ended
                                     March 31,      March 31,         March 31,      March 31,         March 31,        March 31,
                                       2006           2005              2006           2005              2006             2005
                                   ------------   ------------      ------------   ------------      -------------    ------------
Cortland Shares
Shares sold.............          4,958,846,631  4,942,380,785       898,983,109    965,631,189        690,540,326     651,908,821
Dividends reinvested....             34,986,709     10,355,543         4,402,105      1,312,484          1,973,080         515,489
Shares redeemed.........         (4,973,877,839 (4,933,013,541)     (933,117,508)  (969,211,938)      (690,788,248)   (637,740,547)
                                   ------------   ------------      ------------   ------------      -------------    ------------
Net increase (decrease)              19,955,501     19,722,787       (29,732,294)    (2,268,265)         1,725,158      14,683,763
                                   ============   ============      ============   ============      =============    ============

Short Term Fund Shares
Shares sold.............             90,025,494    130,806,122
Dividends reinvested....              1,387,781        562,112
Shares redeemed.........           (111,711,969)  (163,624,316)
                                   ------------   ------------
Net increase (decrease)             (20,298,694)   (32,256,082)
                                   ============   ============

Advantage Shares
Shares sold.............          2,437,211,426  3,291,220,460       417,343,894    403,004,347        348,035,308     366,470,960
Dividends reinvested....             73,075,136     23,281,843         5,404,181      1,658,124          2,119,099         675,434
Shares redeemed.........         (2,432,760,763)(2,480,843,277)     (430,858,807)  (289,943,445)      (346,649,582)   (322,780,932)
                                   ------------   ------------      ------------   ------------      -------------    ------------

Net increase (decrease)              77,525,799    833,659,026        (8,110,732)   114,719,026          3,504,825      44,365,462
                                   ============   ============      ============   ============      =============    ============

                                              September 17, 2004
                                               (Commencement of
                                                 Offering) to
                                                March 31, 2005
                                                --------------
Xpress Shares
Shares sold.............          3,436,456,050  3,261,173,495
Dividends reinvested....             26,002,447      3,457,952
Shares redeemed.........         (3,047,608,830)(2,460,693,389)
                                   ------------   ------------
Net increase (decrease).            414,849,667    803,938,058
                                   ============   ============




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

4. Tax Information

The tax character of all distributions paid during the years ended March 31, 2006 and 2005 were as follows:

                                         Cortland General                 U.S. Government                   Municipal Money
                                         Money Market Fund                     Fund                           Market Fund
                                   ---------------------------      ---------------------------      ---------------------------
                                       Year Ended March 31,             Year Ended March 31,              Year Ended March 31,
                                       2006           2005              2006           2005              2006           2005
                                   ------------   ------------      ------------   ------------      ------------   ------------
Ordinary Income                    $135,576,950   $ 37,679,750      $  9,816,111   $  2,974,213      $    -0-       $    -0-
Tax - Exempt Income                     -0-            -0-               -0-            -0-             4,097,394      1,192,861

At March 31, 2006 there were no distributable earnings for the Cortland General Money Market Fund and U.S. Government Fund. At March 31, 2006, the Municipal Money Market Fund had distributable earnings of $6,789 and a post October capital loss deferral of $8,837.






























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights

                                                                   Cortland General Money Market Fund
                                                   ------------------------------------------------------------------
Cortland Shares                                                       For the Year Ended March 31,
---------------                                    ------------------------------------------------------------------
                                                      2006          2005          2004          2003          2002
                                                   ----------    ----------    ----------    ----------    ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.......          $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                   ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income.................             0.028         0.008         0.002         0.008         0.024
   Net realized and unrealized
     gain/(loss) on investments..........             0.000         0.000         0.000         0.000         0.000
                                                   ----------    ----------    ----------    ----------    ----------
   Total from investment operations......             0.028         0.008         0.002         0.008         0.024

Less distributions from:
   Dividends from net investment income..            (0.028)       (0.008)       (0.002)       (0.008)       (0.024)
   Net realized gains on investments.....            (0.000)       (0.000)       (0.000)       (0.000)       (0.000)
                                                   ----------    ----------    ----------    ----------    ----------
Total distributions......................            (0.028)       (0.008)       (0.002)       (0.008)       (0.024)
                                                   ----------    ----------    ----------    ----------    ----------
Net asset value, end of year.............          $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                   ==========    ==========    ==========    ==========    ==========
Total Return.............................             2.84%         0.82%         0.21%         0.79%         2.43%
Ratios/Supplemental Data
Net assets, end of year (000's)..........          $1,291,707    $1,271,752    $1,252,029    $1,569,605    $1,359,746
Ratios to average net assets:
   Expenses (net of fees waived).........             0.98%         0.98%         1.00%         1.01%         1.01%
   Net investment income.................             2.80%         0.82%         0.21%         0.78%         2.14%
   Distribution fees waived..............             0.00%         0.00%         0.00%         0.00%         0.01%

















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

5. Financial Highlights (Continued)

                                                                                Cortland General Money Market Fund
                                                                 ------------------------------------------------------------------
                                                                          For the Year Ended                November 22, 2002
Short Term Fund Shares                                                         March 31,              (Commencement of Offering) to
----------------------                                              2006         2005         2004           March 31, 2003
                                                                 ----------   ----------   ----------        --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....................         $  1.00      $  1.00      $  1.00             $  1.00
                                                                 ----------   ----------   ----------          ----------

Income from investment operations:
  Net investment income.................................            0.028        0.008        0.002               0.004
  Net realized and unrealized gain (loss) on investments            0.000        0.000        0.000                --
                                                                 ----------   ----------   ----------          ----------
Total from investment operations........................            0.028        0.008        0.002               0.004
Less distributions from:
  Dividends from net investment income..................           (0.028)      (0.008)      (0.002)             (0.004)
  Net realized gains on investments.....................           (0.000)      (0.000)      (0.000)             ( --  )
                                                                 ----------   ----------   ----------          ----------
Total distributions.....................................           (0.028)      (0.008)      (0.002)             (0.004)
                                                                 ----------   ----------   ----------          ----------
Net asset value, end of period..........................         $  1.00      $  1.00      $  1.00             $  1.00
                                                                 ==========   ==========   ==========          ==========
Total Return............................................            2.82%        0.81%        0.21%               0.35%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).......................         $  40,484    $  60,783    $  93,039           $ 163,332
Ratios to average net assets:
  Expenses..............................................            1.00%        1.00%        1.00%               1.00%(b)
  Net investment income.................................            2.71%        0.74%        0.22%               0.58%(b)


(a) Not annualized
(b) Annualized












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights (Continued)

                                                                                Cortland General Money Market Fund
                                                                 -----------------------------------------------------------------
                                                                          For the Year Ended                September 5, 2002
Advantage Shares                                                              March 31,              (Commencement of Offering) to
----------------                                                    2006         2005         2004           March 31, 2003
                                                                 ----------   ----------   ----------        --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................          $  1.00      $  1.00      $  1.00             $  1.00
                                                                 ----------   ----------   ----------          ----------
Income from investment operations:
  Net investment income................................             0.028        0.009        0.003               0.002
  Net realized and unrealized gain(loss) on investments             0.000        0.000        0.000                --
                                                                 ----------   ----------   ----------          ----------
Total from investment operations.......................             0.028        0.009        0.003               0.002
Less distributions from:
  Dividends from net investment income.................            (0.028)      (0.009)      (0.003)             (0.002)
  Net realized gains on investments....................            (0.000)      (0.000)      (0.000)             ( --  )
                                                                 ----------   ----------   ----------          ----------
Total distributions....................................            (0.028)      (0.009)      (0.003)             (0.002)
                                                                 ----------   ----------   ----------          ----------
Net asset value, end of period.........................          $  1.00       $ 1.00        $1.00               $1.00
                                                                 ==========   ==========   ==========          ==========
Total Return...........................................             2.81%        0.87%        0.31%               0.19%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................          $2,769,928   $2,692,402   $1,858,743          $2,365,911
Ratios to average net assets:
  Expenses (net of fees waived)........................             1.01%        0.94%        0.90%               0.90%(b)
  Net investment income................................             2.79%        0.92%        0.31%               0.54%(b)
  Distribution and shareholder servicing fees waived...             0.23%        0.29%        0.35%               0.35%(b)

(a) Not annualized
(b) Annualized












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

5. Financial Highlights (Continued)

                                                                          Cortland General Money Market Fund
                                                                 ---------------------------------------------------

                                                                  For The Year Ended        September 17, 2004
Xpress Shares                                                       March 31, 2006     (Commencement of Offering) to
-------------                                                       --------------            March 31, 2005
Per Share Operating Performance:                                                              --------------
(for a share outstanding throughout the period)
Net asset value, beginning of period...................               $  1.00                   $  1.00
                                                                      ----------                ----------
Income from investment operations:
  Net investment income................................                  0.025                     0.005
  Net realized and unrealized gain(loss) on investments                  0.000                      --
                                                                      ----------                ----------
Total from investment operations.......................                  0.025                     0.005
Less distributions from:
  Dividends from net investment income.................                 (0.025)                   (0.005)
  Net realized gains on investments....................                 (0.000)                   ( --  )
                                                                      ----------                ----------
Total distributions....................................                 (0.025)                   (0.005)
                                                                      ----------                ----------
Net asset value, end of period.........................               $  1.00                   $  1.00
                                                                      ==========                ==========
Total Return...........................................                  2.58%                     0.53%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................               $ 1,218,788               $ 803,938
Ratios to average net assets:
  Expenses.............................................                  1.23%                     1.23%(b)
  Net investment income................................                  2.63%                     1.05%(b)


(a)  Not annualized
(b)  Annualized














--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights (Continued)

                                                                         U.S. Government Fund
                                                   ------------------------------------------------------------------
Cortland Shares                                                       For the Year Ended March 31,
---------------                                    ------------------------------------------------------------------
                                                      2006          2005          2004          2003          2002
                                                   ----------    ----------    ----------    ----------    ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............    $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                   ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income.......................       0.027         0.007         0.002         0.008         0.022
   Net realized and unrealized
    gain/(loss) on investments.................        --            --           0.000         0.000         0.000
                                                   ----------    ----------    ----------    ----------    ----------
   Total from investment operations............       0.027         0.007         0.002         0.008         0.022

Less distributions from:
   Dividends from net investment income........      (0.027)       (0.007)       (0.002)       (0.008)       (0.022)
   Net realized gains on investments...........      ( --  )       ( --  )       (0.000)        0.000         0.000
                                                   ----------    ----------    ----------    ----------    ----------
Total distributions............................      (0.027)       (0.007)       (0.002)       (0.008)       (0.022)
                                                   ----------    ----------    ----------    ----------    ----------
Net asset value, end of year...................    $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                   ==========    ==========    ==========    ==========    ==========
Total Return...................................       2.74%         0.74%         0.15%         0.76%         2.23%
Ratios/Supplemental Data
Net assets, end of year (000's)................    $  165,157    $  194,890    $  197,189    $  177,455    $  247,591
Ratios to average net assets:
   Expenses (net of fees waived)...............       0.99%         0.99%         1.00%         1.01%         1.03%
   Net investment income.......................       2.68%         0.70%         0.15%         0.69%         1.47%
   Distribution fees waived....................       0.00%         0.00%         0.00%         0.00%         0.00%
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

5. Financial Highlights (Continued)

                                                                                       U.S. Government Fund
                                                                 -----------------------------------------------------------------
                                                                          For the Year Ended                November 22, 2002
Advantage Shares                                                              March 31,              (Commencement of Offering) to
----------------                                                    2006         2005         2004           March 31, 2003
                                                                 ----------   ----------   ----------        --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................          $  1.00      $  1.00      $  1.00             $  1.00
                                                                 ----------   ----------   ----------          ----------

Income from investment operations:
  Net investment income................................             0.027        0.008        0.003               0.002
  Net realized and unrealized gain(loss) on investments              --           --          0.000                --
                                                                 ----------   ----------   ----------          ----------
Total from investment operations.......................             0.027        0.008        0.003               0.002
Less distributions from:
  Dividends from net investment income.................            (0.027)      (0.008)      (0.003)             (0.002)
  Net realized gains on investments....................            ( --  )      ( --  )      (0.000)             ( --  )
                                                                 ----------   ----------   ----------          ----------
Total distributions....................................            (0.027)      (0.008)      (0.003)             (0.002)
                                                                 ----------   ----------   ----------          ----------
Net asset value, end of period.........................          $  1.00      $  1.00      $  1.00             $  1.00
                                                                 ==========   ==========   ==========          ==========
Total Return...........................................             2.72%        0.79%        0.26%               0.18%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................          $  202,119   $  210,229   $   95,525          $   96,429
Ratios to average net assets:
  Expenses (net of fees waived)........................             1.01%        0.94%        0.90%               0.90%(b)
  Net investment income................................             2.66%        0.87%        0.24%               0.51%(b)
  Distribution and shareholder servicing fees waived...             0.23%        0.30%        0.35%               0.35%(b)


(a) Not annualized
(b) Annualized












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights (Continued)

                                                                      Municipal Money Market Fund
                                                   ------------------------------------------------------------------
Cortland Shares                                                       For the Year Ended March 31,
---------------                                    ------------------------------------------------------------------
                                                      2006          2005          2004          2003          2002
                                                   ----------    ----------    ----------    ----------    ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.........        $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                   ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income...................           0.018         0.005         0.001         0.005         0.015
   Net realized and unrealized
    gain/(loss) on investments.............           0.000          --           0.000          --            --
                                                   ----------    ----------    ----------    ----------    ----------
Total from investment operations...........           0.018         0.005         0.001         0.005         0.015
Less distributions from:
   Dividends from net investment income....          (0.018)       (0.005)       (0.001)       (0.005)       (0.015)
   Net realized gains on investments.......            --            --           0.000          --            --
                                                   ----------    ----------    ----------    ----------    ----------
Total distributions........................          (0.018)       (0.005)       (0.001)       (0.005)       (0.015)
                                                   ----------    ----------    ----------    ----------    ----------
Net asset value, end of year...............        $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                   ==========    ==========    ==========    ==========    ==========
Total Return...............................           1.77%         0.47%         0.13%         0.49%         1.48%
Ratios/Supplemental Data
Net assets, end of year (000's)............        $  122,467    $  120,743    $  106,058    $   90,001    $   67,782
Ratios to average net assets:
   Expenses (net of fees waived)...........           1.00%         1.00%         0.98%         1.00%         1.00%
   Net investment income...................           1.76%         0.47%         0.12%         0.47%         1.43%
   Distribution fees waived................           0.00%         0.00%         0.02%         0.01%         0.03%














--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

5. Financial Highlights (Continued)

                                                                                     Municipal Money Market Fund
                                                                   -----------------------------------------------------------------
                                                                            For the Year Ended                November 22, 2002
Advantage Shares                                                                March 31,              (Commencement of Offering) to
----------------                                                      2006         2005         2004           March 31, 2003
                                                                   ----------   ----------   ----------        --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................            $  1.00      $  1.00      $  1.00             $  1.00
                                                                   ----------   ----------   ----------          ----------
Income from investment operations:
   Net investment income...............................               0.017        0.005        0.002               0.001
   Net realized and unrealized gain(loss) on investments               --           --          0.000                --
                                                                   ----------   ----------   ----------          ----------
Total from investment operations.......................               0.017        0.005        0.002               0.001
Less distributions from:
   Dividends from net investment income................              (0.017)      (0.005)      (0.002)             (0.001)
   Net realized gains on investments...................              ( --  )      ( --  )      (0.000)             ( --  )
                                                                   ----------   ----------   ----------          ----------
Total distributions....................................              (0.017)      (0.005)      (0.002)             (0.001)
                                                                   ----------   ----------   ----------          ----------
Net asset value, end of period.........................            $  1.00      $  1.00      $  1.00             $  1.00
                                                                   ==========   ==========   ==========          ==========
Total Return...........................................               1.76%        0.53%        0.21%               0.12%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................            $  129,637   $  126,133   $   81,769          $  112,686
Ratios to average net assets:
   Expenses (net of fees waived).......................               1.01%        0.94%        0.90%               0.90%(b)
   Net investment income...............................               1.74%        0.56%        0.21%               0.32%(b)
   Distribution and shareholder servicing fees waived..               0.24%        0.31%        0.35%               0.35%(b)

(a) Not annualized
(b) Annualized










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

To the Board of Directors and Shareholders of Cortland Trust, Inc.


In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Cortland General Money Market Fund, the U.S. Government Fund, and the Municipal Money Market Fund
(constituting Cortland Trust, Inc., hereafter referred to as the "Funds") at March 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended March 31, 2002 were audited by other independent accountants, whose report dated May 17, 2002 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
New York, New York
May 17, 2006










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Company is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Company's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Company's Form N-PX is available without charge, upon request, by calling the Company at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Funds do not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

QUALIFIED INTEREST INCOME

For the fiscal year ended March 31, 2006, the Funds designate the following percentages of ordinary distributions paid during the Funds' fiscal year that are from qualified interest income to foreign shareholders:

                                                            Qualified Interest
                                                                  Income
                                                                  ------
Cortland Trust, Inc. - Cortland General Money Market Fund           61%
Cortland Trust, Inc. - U.S. Government Fund                        100%






















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                                      Directors and Officers Information
                                                               March 31, 2006+
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
 Name, Address(1),     Position(s)       Term of             Principal Occupation(s)               Number of            Other
      and Age           Held with       Office(2)                  During Past                   Portfolios in       Directorships
                          Fund        and Length of                  5 Years                      Fund Complex          held by
                                       Time Served                                           Overseen by Director      Director
-----------------------------------------------------------------------------------------------------------------------------------
Disinterested Directors:
-----------------------------------------------------------------------------------------------------------------------------------
Albert R. Dowden,     Chairman,      Director,        Corporate director/trustee for          Director of three    Director/Trustee
Age 64                Director and   since 1984       Annuity & Life Re (Holdings) Ltd.,      portfolios           of Annuity & Life
                      Member of the                   Boss Group, Ltd., Magellan Insurance                         Re (Holdings)
                      Audit and                       Company, and AIM Funds.                                      Ltd., Magellan
                      Nominating                                                                                   Insurance Company
                      Committee                                                                                    and the AIM
                                                                                                                   Funds.
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
William Lerner,       Director and   Director,        Self-employed consultant to business   Director of three     Director of
Esq., Age 69          Chairman/      since 2000       entities and entrepreneurs for         portfolios            Rent-Way, Inc.,
                      Member of the                   corporate governance and corporate                           and Micros-to-
                      Audit and                       secretarial services.                                        Mainframes,Inc.
                      Nominating
                      Committee
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
James L. Schultz,     Director and   Director,        Self-employed as a consultant.         Director of three           None
Age 69                Member of the  since 1984       Formerly President of Computer         portfolios
                      Audit and                       Research Inc. from 1975 to 2001.
                      Nominating
                      Committee
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------






















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                                      Directors and Officers Information
                                                               March 31, 2006+
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
 Name, Address(1),     Position(s)       Term of             Principal Occupation(s)               Number of            Other
      and Age           Held with       Office(2)                  During Past                   Portfolios in       Directorships
                          Fund        and Length of                  5 Years                      Fund Complex          held by
                                       Time Served                                           Overseen by Director      Director
-----------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
-----------------------------------------------------------------------------------------------------------------------------------
Steven W. Duff,       President and     Since 1996    Manager and President of Reich & Tang   Director/Trustee           N/A
Age 52                Director(3)                     Asset Management, LLC ("RTAM, LLC"),    and/or Officer of
                                                      a registered Investment Advisor and     sixteen portfolios
                                                      President of the Mutual Funds
                                                      Division of RTAM LLC.  Associated
                                                      with RTAM, LLC since 1994.  Mr. Duff
                                                      is also President and Director/
                                                      Trustee of eight other funds in the
                                                      Reich & Tang Fund Complex, Director
                                                      of Pax World Money Market Fund, Inc.,
                                                      Principal Executive Officer of
                                                      Delafield Fund, Inc. and President
                                                      and Chief Executive Officer of Tax
                                                      Exempt Proceeds Fund, Inc.  Mr. Duff
                                                      also serves as a Director of Reich &
                                                      Tang Services, Inc. and Reich & Tang
                                                      Distributors, Inc.
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
Carl Frischling,      Director(4)       Since 1998    Partner of Kramer Levin Naftalis &      Director of three    Director of the
Esq., Age 69                                          Frankel LLP (a lawfirm) with which he   portfolios              AIM Funds.
                                                      has been associated with since 1994.

--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                                      Directors and Officers Information
                                                               March 31, 2006+
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
 Name, Address(1),     Position(s)       Term of             Principal Occupation(s)               Number of            Other
      and Age           Held with       Office(2)                  During Past                   Portfolios in       Directorships
                          Fund        and Length of                  5 Years                      Fund Complex          held by
                                       Time Served                                           Overseen by Director      Director
-----------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
-----------------------------------------------------------------------------------------------------------------------------------
Richard De Sanctis,       Vice          Since 2005    Executive Vice President and CFO of             N/A                N/A
Age 49                President and                   RTAM, LLC.  Associated with RTAM, LLC
                        Assistant                     since 1990.  Mr. De Sanctis is Vice
                        Secretary                     President of eleven other funds in
                                                      the Reich & Tang Fund Complex and
                                                      serves as Executive Vice President
                                                      and Chief Financial Officer of Reich
                                                      & Tang Services, Inc. and Reich &
                                                      Tang Distributors, Inc. Prior to
                                                      December 2004, Mr. De Sanctis was
                                                      Treasurer and Assistant Secretary of
                                                      eleven other Funds in the Reich &
                                                      Tang Fund Complex and Vice President,
                                                      Treasurer and Assistant Secretary of
                                                      Cortland Trust, Inc.
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
Molly Flewharty,          Vice          Since 1991    Senior Vice President of RTAM, LLC.             N/A                N/A
Age 55                  President                     Associated with RTAM, LLC since 1977.
                                                      Ms. Flewharty is also Vice President
                                                      of eleven other funds in the Reich &
                                                      Tang Fund Complex. Ms. Flewharty also
                                                      serves as Senior Vice President of
                                                      Reich & Tang Distributors, Inc.
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------














--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                                      Directors and Officers Information
                                                               March 31, 2006+
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
 Name, Address(1),     Position(s)       Term of             Principal Occupation(s)               Number of            Other
      and Age           Held with       Office(2)                  During Past                   Portfolios in       Directorships
                          Fund        and Length of                  5 Years                      Fund Complex          held by
                                       Time Served                                           Overseen by Director      Director
-----------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
-----------------------------------------------------------------------------------------------------------------------------------
Rosanne Holtzer,          Chief        Since 2004     Senior Vice President, Compliance               N/A                N/A
Age 41                  Compliance                    Officer and Assistant Secretary of
                         Officer                      RTAM, LLC.  Associated with RTAM, LLC
                      -------------  ---------------  since 1986.  Ms. Holtzer is also
                        Secretary      Since 2001     Chief Compliance Officer, Secretary
                      -------------  ---------------  and Assistant Treasurer of eleven
                        Assistant      Since 1998     other funds in the Reich & Tang Fund
                        Treasurer                     Complex.  Ms. Holtzer also serves as
                                                      Senior Vice President, Assistant
                                                      Secretary & Compliance Officer of
                                                      Reich & Tang Distributors, Inc. and
                                                      Senior Vice President, Assistant
                                                      Secretary & Chief Compliance Officer
                                                      of Reich & Tang Services, Inc.
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
Michael Lydon,            Vice         Since 2005     Executive Vice President and Chief              N/A                N/A
Age 42                  President                     Operations Officer of RTAM, LLC.
                                                      Associated with RTAM, LLC since
                                                      January 2005.  Mr. Lydon was Vice
                                                      President at Automatic Data
                                                      Processing from July 2000 to December
                                                      2004.  Prior to July 2000, Mr. Lydon
                                                      was Executive Vice President and
                                                      Chief Information Officer of RTAM,
                                                      LLC.  Mr. Lydon is also Vice
                                                      President of eleven other funds in
                                                      the Reich & Tang Fund Complex.  Mr.
                                                      Lydon also serves as Executive Vice
                                                      President and Chief Operations
                                                      Officer for Reich & Tang Distributors,
                                                      Inc. and Reich & Tang Services, Inc.
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                                      Directors and Officers Information
                                                               March 31, 2006+
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
 Name, Address(1),     Position(s)       Term of             Principal Occupation(s)               Number of            Other
      and Age           Held with       Office(2)                  During Past                   Portfolios in       Directorships
                          Fund        and Length of                  5 Years                      Fund Complex          held by
                                       Time Served                                           Overseen by Director      Director
-----------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
-----------------------------------------------------------------------------------------------------------------------------------
Dana E. Messina,          Vice         Since 1991     Executive Vice President of RTAM,               N/A                N/A
Age 49                  President                     LLC.  Associated with RTAM, LLC since
                                                      1980.  Ms. Messina is also Vice
                                                      President of eight other funds in the
                                                      Reich & Tang Fund Complex.  Ms.
                                                      Messina also serves as Executive Vice
                                                      President of Reich &Tang Distributors,
                                                      Inc.
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
Anthony Pace,         Treasurer and    Since 2004     Vice President of RTAM, LLC since               N/A                N/A
Age 40                  Assistant                     September 2004.  Mr. Pace was a
                        Secretary                     Director of a Client Service Group at
                                                      GlobeOp Financial Services, Inc. from
                                                      May 2002 to August 2004 and
                                                      Controller/Director of Mutual Fund
                                                      Administration for Smith Barney Funds
                                                      Management LLC and Salomon Brothers
                                                      Asset Management, Inc. from 1998 to
                                                      May 2002.  Mr. Pace is also Treasurer
                                                      and Assistant Secretary of eleven
                                                      other funds in the Reich & Tang Fund
                                                      Complex.
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------

+ The Statement of Additional Information includes additional information about
  Cortland Trust, Inc. (the "Company") directors and is available, without charge, upon request by calling the Funds' transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Company is Reich &
  Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 The term of office for a director or officer is indefinite, until he or she resigns, is removed or a successor is elected and qualified.

3 Steven W. Duff is deemed an interested person of the Company due to his affiliation with RTAM, LLC, the Company's investment advisor.

4 Carl Frischling, Esq. is deemed an interested person of the Company due to his affiliation with Kramer Levin Naftalis & Frankel LLP, counsel to the Company and the independent directors.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
















                                                         CORTLAND
                                                        TRUST, INC.



















                                                            Annual Report
                                                            March 31, 2006







CRT3/06A

--------------------------------------------------------------------------------

Item 2:    Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

Item 3:    Audit Committee Financial Expert

The registrant's Board of Directors has determined that it does not have an audit committee financial expert serving on its audit committee. The Board believes that the collective experience of the audit committee members, including their long-standing service as audit committee members, is sufficient to effectively carry out the role and obligations of the audit committee. In making its determination, the Board considered, among other things, the nature of investment company financials, and the fact that the audit committee is able to consult with the registrant's independent accountants and to seek outside advice, as it deems appropriate.

Item 4:    Principal Accountant Fees and Services

                                    FYE 3/31/2006               FYE 3/31/2005

4(a)     Audit Fees                 $84,000                     $70,200
4(b)     Audit Related Fees         $     0                     $     0
4(c)     Tax Fees                   $10,395                     $ 9,960
4(d)     All Other Fees             $     0                     $     0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant.

4(e)(2) None

4(f) Not applicable.

4(g) $10,395 and $45,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2006. $9,960 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2005.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Schedule of Investments

Schedule of Investments in securities of unaffiliated  issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:    Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:   Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   Exhibits

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cortland Trust, Inc.


By (Signature and Title)*       /s/ Rosanne Holtzer, Secretary
                                ------------------------------
                                    Rosanne Holtzer, Secretary

Date: June 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/Steven W. Duff, President
                                ----------------------------
                                   Steven W. Duff, President


Date: June 2, 2006

By (Signature and Title)*       /s/Anthony Pace, Treasurer
                                --------------------------
                                   Anthony Pace, Treasurer


Date: June 2, 2006

* Print the name and title of each signing officer under his or her signature.